DAVIS SERIES, INC.
P.O. Box 1688, 124 East Marcy Street
Santa Fe, New Mexico 87501
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dear Shareholder:

The Davis Financial Fund had a strong year in 1995, Class A shares rising 50.5% on net asset value. The trends which we believe will benefit
financial stocks for some time to come showed promise in 1995.   The
current environment of low interest rates, low inflation, and good earnings growth is beneficial for financial stocks. Financial services companies will be the long-term beneficiaries of the fact that baby boomers are increasingly saving for their retirement.

The Davis Real Estate Fund performed well in 1995. Class A shares rose 17.7% on net asset value while the average real estate fund returned 13.8%*. We believe real estate is a major asset class investors should not ignore. Real estate continues to offer more attractive investment possibilities. In 1995, lower interest rates benefited real estate investment trusts (REITs) by lowering their acquisition and development costs. Going forward we are committed to focusing on companies with superior managements, attractive locations, and growth potential driven by rate increases, rising occupancy, acquisitions, and ground-up development.

Class A shares of the Davis Convertible Securities Fund rose 26.7% on net asset value while the average convertible securities fund returned 20.7%*. In 1995 convertible securities' good performance was driven by lower interest rates, rising stock values, and a higher supply of convertible issues. With the stock market currently at highs, convertible securities are potentially an attractive investment if the market were to correct downward. Convertible securities combine some of the upside potential of stocks and some of the downside protection of bonds.

The Growth Opportunity Fund saw strong performance across the board with all areas (technology, blue chips, healthcare, energy, financial, small caps and special situations) contributing to the Fund's performance. We have also seen healthy profit taking in a number of areas including technology and have been successful at offsetting those declines with new investments and strong performance in other sectors. Looking forward for 1996, we believe the stock market will be biased upward with opportunities in undervalued growth stocks in many industries.

The Davis Government Bond Fund's return on net asset value in 1995 was
an attractive 11.8% for Class A shares.   The bond market rallied last year
as interests rates fell. The yield on the 30 year treasury fell from 7.9% to 5.9% and the yield on the 2 year bond fell from 7.7% to 5.2%. When yields change like this, the positive effect is greater on longer bonds, than on shorter bonds. We are lengthening the maturity of the fund since we anticipate a further rally in the bond market for 1996, though not as intense as in 1995. The fund is being positioned as an "all-weather" fund with a somewhat even distribution of securities over an intermediate maturity range. This balance is designed to smooth out the performance and provide stability in a variety of market climates.

Sincerely,

/s/ Shelby M.C. Davis

Shelby M.C. Davis
President

February 22, 1996

* Industry performance results are based on a December 31, 1995 compilation by Lipper Analytical Services, Inc. There are 42 funds in the real estate category and 40 funds in the convertible category.

DAVIS SERIES, INC.
Management's Discussion of Fund Performance
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
An Interview with Graham Y. Tanaka, Manager of the Davis Growth Opportunity Fund
--------------------------------------------------------------------------------
Davis Growth Opportunity Fund seeks to achieve growth of capital.  The
Fund invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Q.  Why was 1995 such a good year?

A. We benefited from being in the right technology stocks and they started the year at a comfortable 20-25% of the Fund. More importantly, we enjoyed excellent performance from the other 75% of our holdings (Garden Ridge +128%, Thomas Group +116%, Fannie Mae + 70%, Daka International +65%, Seitel +64%, Pfizer +63%, Philip Morris +57%, Teva Pharmaceutical +54% and Mercer International +50%). Fortunately, our efforts to "keep the portfolio fresh" with new investments helped cushion profit taking in technology in the second half of the year.

Q.  Where do you see opportunities in 1996?

A. In 1995 it was important to be in financial, technology and healthcare stocks. 1996 may require better individual stock selection as industry trends may be less defined in this election year. Technology is certainly cheap and we can own the best at value prices. But we expect to benefit most from new ideas and the ongoing 15-25% per year earnings growth of our core holdings across a variety of industries.

Q.  How about small cap stocks vs. large?

A. We have always tried to have a blend of large, small and mid cap stocks. Fortunately the Fund is small enough that we can invest in the best opportunities of all sizes and still stick to our discipline of buying companies whose P/E ratios are half their future growth rates. With big Blue Chips priced at high valuations, there are currently some great values in the small and mid cap growth stock areas.


An Interview with Carolyn Spolidoro, Manager of the Davis Government Bond Fund
------------------------------------------------------------------------------
Davis Government Bond Fund seeks to achieve current income. The Fund invests primarily in debt securities which are obligations of or which are guaranteed by the U.S. Government, its agencies or instrumentalities.

Q. How was 1995's attractive 11.8% return on net asset value of Class A shares attained?

A. The 1995 fall in interest rates was beneficial for most bonds. As interest rates fell, the valuation of bonds increased. This effect was most dramatic in the long end of the yield curve. Securities with longer maturities outperformed shorter securities. Our fund was able to return over 11% and still be defensive, protecting the fund against interest rate increases.

Q.  How is the fund positioned?

A. Our fund has a relatively defensive posture. We are in the process of gradually changing this stance. The average maturity is being increased and we are purchasing a wider variety of securities. Our plan is to have securities with a spread of maturities over the intermediate range of the yield curve. The diversity will be in terms of types of government securities, maturity length, call provisions, and size of coupon. The positive impact on the fund will be to help smooth out price variability in different market environments.

DAVIS SERIES, INC.
Management's Discussion of Fund Performance - (Continued)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
An Interview with Carolyn Spolidoro, Manager of the Davis Government Bond Fund
------------------------------------------------------------------------------
 -(Continued)

Q.  What do you foresee for the bond market in 1996?

A.  I believe the rally of 1995 will continue into 1996.   The 1996 rally
    will not be as powerful as was the 1995 rally. The year may start out with some choppiness as the market adjusts and gains confidence that the rally wasn't overdone. This is why the positioning of the fund is so important; the different market sectors respond differently to the changing environment.


An Interview with Christopher C. Davis, Manager of the Davis Financial Fund Davis Financial Fund seeks to achieve growth of capital. The Fund invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

Q.  Why did the Davis Financial Fund outperform the S&P 500?

A. Class A shares of the Davis Financial Fund rose 50.5% on net asset value vs. 37.6% for the S&P 500 in 1995. The trends which we believe will benefit financial stocks for some time to come showed promise. Financial services companies will be the long-term beneficiaries of baby boomers saving for their retirements. As this group increasingly saves it benefits insurance companies, banks, and brokerage firms.

Q. How did the fall in interest rates affect the performance of the Davis Financial Fund?

A. Financial companies deal in money and the cost of money is interest. Therefore, many financial companies benefited from the fact their cost of doing business became less expensive as interest rates fell.

Q.  What are the Davis Financial Fund's ten largest holdings?

A.  Travelers Group Inc.            4.2%
    Morgan Stanley Group Inc.       3.1%
    Berkley (W.R.) Corp.            3.0%
    Transatlantic Holdings, Inc.    3.0%
    Aon Corporation                 2.9%
    Risk Capital Holdings, Inc.     2.9%
    McDonald's Corp.                2.8%
    State Street Boston Corp.       2.8%
    Burlington Resources, Inc.      2.7%
    SunAmerica, Inc.                2.6%

Q.  Why is the Davis Financial Fund's largest non-financial holding McDonald's?

A. McDonald's is an attractive way to own a U.S. - based company which can participate in the dramatic expansion of worldwide demand as new markets open up. McDonald's has a first-class worldwide franchise.

DAVIS SERIES, INC.
Management's Discussion of Fund Performance - (Continued)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
An Interview with Andrew Davis, Manager of the Davis Convertible
----------------------------------------------------------------
Securities Fund and Davis Real Estate Fund.
------------------------------------------
Davis Convertible Securities Fund seeks to achieve total return. The Fund invests primarily in convertible securities, which combine fixed income with potential for capital appreciation. The Fund may invest in high yield, high risk securities.


Q.  Why did the Davis Convertible Securities Fund perform well in 1995?

A. We see two major reasons. First, the companies whose convertible securities we own performed quite well. We continued to over-weight the financial services sector believing that those companies should benefit from the aging baby-boomer demographics. Second, both the stock market and bond markets performed well in the aggregate. These two markets are the jet engines for convertible security performance.

Q.  Do convertible securities look attractive right now?

A. The simple answer is yes. We believe that they offer investors a lower-risk way of maintaining exposure to the stock market. Because convertible securities combine some of the benefits of stocks (long term growth) with some of the benefits of bonds (interest payments), an investor gets the best of both worlds.



Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. The Fund invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Q.  What do you see going on in the real estate market today?

A. What we see is a nice, steady business. After the tremendous peak and subsequent collapse that occurred in real estate in the late 1980s and early 1990s, a more stable environment has emerged. Specifically, talented managements with low costs of capital are acquiring or developing properties while simultaneously raising rents in the ones they already own. The environment is positive.

Q. Can you explain how the fall in interest rates over the last 12 months affected the Davis Real Estate Fund?

A. Falling interest rates have two benefits - one concrete and one psychological. Regarding the former, lower interest rates mean lower capital costs. Capital cost are significant in the capital-intensive world of real estate. Regarding the latter, the consensus is that real estate companies only perform well in a declining interest rate environment.
    This is not exactly true.  The best environment for real estate is stable
                                                                       ------
	interest rates (low and stable interest rates is the ideal).

DAVIS SERIES, INC.
DAVIS GROWTH OPPORTUNITY FUND
Comparison of Davis Series, Inc. - Davis Growth Opportunity Fund Class B shares and Standard & Poor's 500 Stock Index
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Average Annual Total Return For the Periods ended December 31, 1995.

CLASS A SHARES (This calculation includes an initial      CLASS B SHARES (This calculation includes any applicable
sales charge of 4 3/4%).                                  contingent deferred sales charge).

One Year....................................  39.68%       One Year........................................  42.44%
Life of Class (December 1, 1994                            Five Years......................................  15.05%
  through December 31, 1995)................  32.66%       Ten Years.......................................  13.46%

$10,000 invested over ten years. Let's say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Growth Opportunity Fund ("GOF") on December 31, 1985. As the chart shows, by December 31, 1995 the value of your investment would have grown to $35,373 - a 253.73% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

Graph omitted. Details of graph are as follows:


    Measurement Period       Growth Opportunity Fund           S&P 500 Index
    ------------------       -----------------------           -------------

        12/31/85                    $10,000                       $10,000
    FYE 12/31/86                     11,313                        11,847
    FYE 12/31/87                     11,834                        12,467
    FYE 12/31/88                     13,079                        14,562
    FYE 12/31/89                     18,318                        19,148
    FYE 12/31/90                     17,454                        18,541
    FYE 12/31/91                     24,598                        24,190
    FYE 12/31/92                     23,891                        26,021
    FYE 12/31/93                     26,556                        28,629
    FYE 12/31/94                     24,321                        28,994
    FYE 12/31/95                     35,373                        39,878


Standard & Poor's 500 Stock Index is an unmanaged index which has no specific investment objective. Investments cannot be made directly into the index. The index used includes net dividends reinvested, but does not take into account any sales charge.

The performance data for Davis Growth Opportunity Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment of the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Comparison of Davis Series, Inc. - Davis Government Bond Fund Class B
shares and the Lehman Brothers Intermediate Term U.S. Treasury Securities Index
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Average Annual Total Return For the Periods ended December 31, 1995.

CLASS A SHARES (This calculation includes an initial       CLASS B SHARES (This calculation includes any applicable
sales charge of 4 3/4%).                                   contingent deferred sales charge).
One Year...................................    6.49%       One Year.......................................    7.62%
Life of Class (December 1, 1994                            Five Years.....................................    5.71%
through December 31, 1995).................    6.14%       Ten Years......................................    6.13%


$10,000 invested over ten years. Let's say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Government Bond Fund ("DGBF") on December 31, 1985. As the chart shows, by December 31, 1995 the value of your investment would have grown to $18,128 - an 81.28% increase on your initial investment. For comparison, the Lehman Brothers Intermediate Term U.S. Treasury Securities Index is also presented on the chart below.

Graph omitted. Details of graph are as follows:


                                                             Lehman Brothers
                                                            Intermediate Term
                                                              U.S. Treasury
    Measurement Period        Government Bond Fund           Securities Index
    ------------------        --------------------          -----------------

        12/31/85                    $10,000                       $10,000
    FYE 12/31/86                     11,079                        11,306
    FYE 12/31/87                     11,108                        11,714
    FYE 12/31/88                     11,743                        12,464
    FYE 12/31/89                     12,852                        14,044
    FYE 12/31/90                     13,638                        15,387
    FYE 12/31/91                     15,324                        17,563
    FYE 12/31/92                     15,960                        18,787
    FYE 12/31/93                     16,549                        20,338
    FYE 12/31/94                     16,388                        19,922
    FYE 12/31/95                     18,128                        22,807


The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is an unmanaged index which has no specific investment objective.
Investments cannot be made directly into the index.

The performance data for Davis Government Bond Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment of the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Comparison of Davis Series, Inc. - Davis Financial Fund Class A shares and Standard & Poor's 500 Stock Index
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Average Annual Total Return For the Periods ended December 31, 1995.

CLASS A SHARES (This calculation includes an initial       CLASS B SHARES (This calculation includes any
sales charge of 4 3/4%).                                   applicable contingent deferred sales charge).

One Year................................      43.39%       One Year.............................  46.00%
Life of Class (May 1, 1991                                 Life of Class (December 27, 1994
  through December 31, 1995)............      22.38%       through December 31, 1995)...........  44.08%



$10,000 invested over the life of the Fund. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Financial Fund ("FF") on May 1, 1991 (inception of Fund) and paid a 4 3/4% sales charge. As the chart shows, by December 31, 1995 the value of your investment would have grown to $25,723 - a 157.23% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

Graph omitted. Details of graph are as follows:


    Measurement Period           Financial Fund                  S&P 500 Index
    ------------------           --------------                  -------------

        05/01/91                    $ 9,525                       $10,000
    FYE 12/31/91                     11,749                        11,359
    FYE 12/31/92                     15,587                        12,219
    FYE 12/31/93                     17,951                        13,444
    FYE 12/31/94                     17,091                        13,615
    FYE 12/31/95                     25,723                        18,726


Standard & Poor's 500 Stock Index is an unmanaged index which has no specific investment objective. The index used includes net dividends
reinvested, but does not take into account any sales charge.   Investments
cannot be made directly into the index.

The performance data for Davis Financial Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment of the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS SERIES, INC.
DAVIS CONVERTIBLE SECURITIES FUND
Comparison of Davis Series, Inc. - Davis Convertible Securities Fund Class
A shares and Standard & Poor's 500 Stock Index
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Average Annual Total Return For the Periods ended December 31, 1995.

CLASS A SHARES (This calculation includes an initial        CLASS B SHARES(This calculation includes any
sales charge of 43/4%).                                      applicable contingent deferred sales charge).

One Year...................................   20.64%         Life of Class (February 3, 1995
Life of Class (May 1, 1992                                   through December 31, 1995).............  20.39%
  through December 31, 1995)...............   11.51%


$10,000 invested over the life of the Fund. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Convertible Securities Fund ("CSF") on May 1, 1992 (inception of Fund) and paid a 4 3/4% sales charge. As the chart shows, by December 31, 1995 the value of your investment would have grown to $14,914 - a 49.14% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

Graph omitted. Details of graph are as follows:


    Measurement Period     Convertible Securities Fund           S&P 500 Index
    ------------------     ---------------------------           -------------

        05/01/92                    $ 9,525                       $10,000
    FYE 12/31/92                     10,762                        10,723
    FYE 12/31/93                     12,619                        11,797
    FYE 12/31/94                     11,772                        11,948
    FYE 12/31/95                     14,914                        16,433


Standard & Poor's 500 Stock Index is an unmanaged index which has no specific investment objective. The index used includes net dividends
reinvested, but does not take into account any sales charge.   Investments
cannot be made directly into the index.

The performance data for Davis Convertible Securities Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment of the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Comparison of Davis Series, Inc. - Davis Real Estate Fund Class A shares and Standard & Poor's 500 Stock Index
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Average Annual Total Return For the Period ended December 31, 1995.

CLASS A SHARES (This calculation includes an initial       CLASS B SHARES (This calculation includes any
sales charge of 43/4%).                                    applicable contingent deferred sales charge).

One Year....................................   12.14%      One Year...............................  13.59%
Life of Class (January 3, 1994                             Life of Class (December 27, 1994
 through December 31, 1995).................   10.18%       through December 31, 1995)............  14.45%

$10,000 invested over the life of the Fund. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Real Estate Fund ("REF") on January 3, 1994 (inception of Fund) and paid a 4 3/4% sales charge. As the chart shows, by December 31, 1995 the value of your investment would have grown to $12,733 - a 27.33% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

Graph omitted. Details of graph are as follows:


    Measurement Period          Real Estate Fund                 S&P 500 Index
    ------------------          ----------------                 -------------

        01/02/94                    $ 9,525                       $10,000
    FYE 12/31/94                     10,306                        10,128
    FYE 12/31/95                     12,733                        13,929


Standard & Poor's 500 Stock Index is an unmanaged index which has no specific investment objective. The index used includes net dividends
reinvested, but does not take into account any sales charge.   Investments
cannot be made directly into the index.

The performance data for Davis Real Estate Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment of the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS GROWTH OPPORTUNITY FUND

                                                                                                                   VALUE
SHARES                                                                                                           (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (98.62%)

BUSINESS SERVICES - (3.27%)
   145,000     Thomas Group, Inc.<F1>......................................................................   $ 1,903,125
                                                                                                              -----------
CAPITAL EQUIPMENT - (9.35%)
    57,800     ASM Lithography Holdings N.V.<F1>...........................................................     1,936,300
    38,000     Micro Component Technology Inc.<F1>.........................................................       256,500
    60,100     Novellus Systems, Inc.<F1>..................................................................     3,252,912
                                                                                                              -----------
                                                                                                                5,445,712
                                                                                                              -----------
COMPUTER PRODUCTS - (0.22%)
    17,000     LaserMaster Technologies, Inc.<F1>..........................................................        96,687
    20,000     NAI Technologies, Inc.<F1>..................................................................        29,375
                                                                                                              -----------
                                                                                                                  126,062
                                                                                                              -----------
CONSUMER PRODUCTS - (4.50%)
    17,500     Philip Morris Cos., Inc.....................................................................     1,583,750
   230,000     Score Board, Inc.<F1>.......................................................................     1,035,000
                                                                                                              -----------
                                                                                                                2,618,750
                                                                                                              -----------
ELECTRONICS - (17.35%)
    93,500     Adaptec, Inc.<F1>...........................................................................     3,833,500
   101,600     Intel Corp..................................................................................     5,772,150
     9,600     Texas Instruments, Inc......................................................................       496,800
                                                                                                              -----------
                                                                                                               10,102,450
                                                                                                              -----------
ENERGY - (9.03%)
    22,700     Anadarko Petroleum Corp.....................................................................     1,228,637
   113,800     Seitel, Inc.<F1>............................................................................     4,025,675
                                                                                                              -----------
                                                                                                                5,254,312
                                                                                                              -----------
FINANCIAL SERVICES - (2.94%)
    13,800     Federal National Mortgage Association.......................................................     1,712,925
                                                                                                              -----------
HEALTH - (3.27%)
   104,150     Community Care of America Inc.<F1>..........................................................     1,093,575
    25,500     MediSense Inc.<F1>..........................................................................       811,219
                                                                                                              -----------
                                                                                                                1,904,794
                                                                                                              -----------
INSURANCE - (9.21%)
    98,450     AFLAC Inc...................................................................................     4,270,269
    14,900     Transatlantic Holdings Inc..................................................................     1,093,288
                                                                                                              -----------
                                                                                                                5,363,557
                                                                                                              -----------
PHARMACEUTICALS - (12.02%)
     1,000     Johnson & Johnson...........................................................................        85,625
    57,500     Pfizer, Inc.................................................................................     3,622,500
    71,000     Teva Pharmaceutical Industries Ltd..........................................................     3,288,188
                                                                                                              -----------
                                                                                                                6,996,313
                                                                                                              -----------
PULP AND PAPER - (9.27%)
   264,000     Mercer International Inc.<F1>...............................................................     5,395,500
                                                                                                              -----------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS GROWTH OPPORTUNITY FUND - Continued

                                                                                                                   VALUE
SHARES/PRINCIPAL                                                                                                 (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - Continued

RESTAURANT - (5.53%)
    65,000     DAKA International, Inc.<F1>................................................................   $ 1,779,375
    56,000     IHOP Corp.<F1>..............................................................................     1,442,000
                                                                                                              -----------
                                                                                                                3,221,375
                                                                                                              -----------
RETAIL - (7.25%)
    72,000     Garden Ridge Corp.<F1>......................................................................     2,763,000
    82,000     REX Stores Corp.<F1>........................................................................     1,455,500
                                                                                                              -----------
                                                                                                                4,218,500
                                                                                                              -----------
TELECOMMUNICATIONS - (1.05%)
    70,000     TII Industries, Inc.<F1>....................................................................       612,500
                                                                                                              -----------
TRANSPORTATION - (4.36%)
   103,000     ValuJet Airlines, Inc.<F1>..................................................................     2,536,375
                                                                                                              -----------
               Total Common Stock - (identified cost $30,772,742)..........................................    57,412,250
                                                                                                              -----------

SHORT TERM - (1.41%)
$  820,000     Federal Home Loan Mortgage Corporation Discount Note, 5.50%, 01/02/96
                  (identified cost $819,624)...............................................................       819,624
                                                                                                              -----------

                  TOTAL INVESTMENTS - (100.03%) - (identified cost $31,592,366) - <F2>.....................    58,231,874
                  LIABILITIES LESS OTHER ASSETS - (0.03%)..................................................       (15,988)
                                                                                                              -----------
                       NET ASSETS - (100%).................................................................   $58,215,886
                                                                                                              ===========

<F1> Non-Income Producing Security.

<F2> Aggregate cost for Federal Income Tax purposes is $31,592,366.  At
     December 31, 1995 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

     Unrealized appreciation................................................................................  $27,568,703
     Unrealized depreciation................................................................................     (929,195)
                                                                                                              -----------
          Net unrealized appreciation.......................................................................  $26,639,508
                                                                                                              ===========




See Notes to Financial Statements.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS GOVERNMENT BOND FUND
                                                                                                                   VALUE
PRINCIPAL                                                                                                        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - MORTGAGE POOLS - (9.57%)
$  83,6121     0.00%, 12/01/00..............................................................................  $    87,844
    55,761     9.00%, 07/01/01..............................................................................       58,078
   632,152     8.50%, 08/01/01..............................................................................      655,662
   174,675     9.50%, 06/01/02..............................................................................      182,753
   124,682     9.00%, 08/01/02..............................................................................      130,525
    70,002     8.50%, 12/01/02..............................................................................       72,911
    69,671     9.00%, 06/01/03..............................................................................       72,566
   134,633     9.25%, 01/01/04..............................................................................      140,438
    14,218     9.25%, 11/01/07..............................................................................       14,924
   151,670     9.25%, 09/01/08..............................................................................      159,206
   122,641    10.00%, 07/01/09..............................................................................      133,448
    82,807    10.25%, 08/01/13..............................................................................       90,364
   334,987    10.25%, 11/01/13..............................................................................      365,555
    66,595     9.00%, 07/01/16..............................................................................       69,529
   308,275     9.00%, 08/01/16..............................................................................      321,857
   114,598     9.50%, 11/01/16..............................................................................      121,295
   299,676     9.00%, 01/01/17..............................................................................      312,880
   230,919     9.00%, 03/01/17..............................................................................      241,960
   103,030     9.00%, 08/01/17..............................................................................      107,569
    62,982     9.50%, 12/01/19..............................................................................       66,584
   169,614     9.50%, 02/01/20..............................................................................      179,314
                                                                                                              -----------
                    Total FHLMC - (identified cost $3,565,690)..............................................    3,585,262
                                                                                                              -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - MORTGAGE POOLS - (4.49%)
    57,543    12.00%, 12/01/00..............................................................................       61,661
   181,386     9.75%, 02/01/04..............................................................................      190,853
   315,139    10.00%, 08/01/05..............................................................................      331,980
   221,527    10.25%, 10/01/09..............................................................................      243,888
   166,753    10.75%, 07/01/13..............................................................................      185,095
   459,327     9.25%, 10/01/16..............................................................................      486,386
   126,984     7.49%, 09/01/19<F1>..........................................................................      130,400
    50,185    7.728%, 03/01/24<F1>..........................................................................       52,573
                                                                                                              -----------
                    Total FNMA - (identified cost $1,658,682)...............................................    1,682,836
                                                                                                              -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - MORTGAGE POOLS - (35.69%)
    65,443     6.00% with various maturities to 2024........................................................       66,033
    49,616     7.00% with various maturities to 2023........................................................       50,573
 1,954,671     8.50% with various maturities to 2022........................................................    2,056,637
 2,777,606     9.00% with various maturities to 2022........................................................    2,954,856
   200,181     9.25% with various maturities to 2016........................................................      208,250
 3,342,086     9.50% with various maturities to 2019........................................................    3,609,017
   650,067    10.00% with various maturities to 2020........................................................      706,507
   116,483    10.25% with various maturities to 2016........................................................      126,385

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS GOVERNMENT BOND FUND - Continued

                                                                                                                   VALUE
PRINCIPAL                                                                                                        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - MORTGAGE POOLS - Continued

$  514,971    10.50% with various maturities to 2016........................................................  $   569,527
 1,070,449    11.00% with various maturities to 2020........................................................    1,197,156
   417,170    11.25% with various maturities to 2011........................................................      458,757
   676,749    11.50% with various maturities to 2015........................................................      764,517
    65,771    12.00% with various maturities to 2013........................................................       73,704
    64,758    12.25% with various maturities to 2013........................................................       72,811
   154,692    12.50% with various maturities to 2015........................................................      177,992
   120,260    13.00% with various maturities to 2014........................................................      139,276
    83,307    14.25% with various maturities to 2014........................................................       95,646
    36,992    14.75% with various maturities to 2001........................................................       39,801
                                                                                                              -----------
                   Total GNMA - (identified cost $12,785,010)...............................................   13,367,445
                                                                                                              -----------
MEDIUM TERM NOTES - (21.77%)
 1,000,000    Federal Home Loan Mortgage Corporation, 6.66%, 12/05/02.......................................    1,019,760
 1,215,000    Federal Home Loan Mortgage Corporation, 6.615%, 03/03/04......................................    1,216,361
 1,000,000    Federal Home Loan Mortgage Corporation, 7.225%, 05/17/05......................................    1,041,080
 1,000,000    Federal National Mortgage Association, 6.85%, 09/12/05........................................    1,029,320
 1,000,000    Federal Home Loan Mortgage Corporation, 6.63%, 01/12/09.......................................      997,330
 1,000,000    Federal Home Loan Bank,  8.00%, 08/16/10......................................................    1,012,210
 1,000,000    Federal National Mortgage Association, 7.15%, 11/03/10........................................    1,026,870
   800,000    Federal Home Loan Bank, 7.24%, 11/09/10.......................................................      813,016
                                                                                                              -----------
                   Total Medium Term Notes - (identified cost $7,977,946)...................................    8,155,947
                                                                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS & REAL ESTATE MORTGAGE
INVESTMENT CONDUITS - (26.18%)
   405,093    Federal National Mortgage Association, 1988 CL 10B, 8.95%, 05/25/03...........................      426,575
    93,920    Federal Home Loan Mortgage Corporation, 122 CL F, 8.75%, 10/15/05.............................       95,827
   485,000    Federal National Mortgage Association, 1993 CL 040K, 7.00%, 04/25/08..........................      486,106
   134,198    Federal Home Loan Mortgage Corporation, 1606 CL, 7.90%, 05/15/08 <F1>.........................      138,207
   429,826    Federal National Mortgage Association, 1988 CL 15B, 6.39%, 06/25/18 <F1>......................      431,705
   123,683    Federal National Mortgage Association, 1988 CL 16B, 9.50%, 06/25/18...........................      131,878
 1,600,000    Federal National Mortgage Association, 1988 CL 19J, 8.50%, 07/25/18...........................    1,685,680
   100,000    Federal National Mortgage Association, 1990 CL 47J, 9.40%, 08/25/18...........................      101,050
   200,000    Federal National Mortgage Association, 1989 CL 59H, 7.75%, 10/25/18...........................      203,080
 2,000,000    Federal National Mortgage Association, 1989 CL 96G, 8.75%, 05/25/19...........................    2,100,240
    64,498    Federal National Mortgage Association, 1991 CL 115ZZ, 8.50%, 10/25/20.........................       65,413
   150,000    Federal Home Loan Mortgage Corporation, CL 1109 H, 6.95%, 12/15/20............................      152,469
   300,000    Federal National Mortgage Association, 1992 CL 174, 7.25%, 09/25/21...........................      309,345
 1,000,000    Federal National Mortgage Association , 1995 CL 25 A, 7.00%, 10/25/21.........................      971,250
   552,898    Federal Home Loan Mortgage Corporation, 1401 CL, 6.27%, 10/15/22 <F1>.........................      551,416
   149,969    Federal Home Loan Mortgage Corporation, 1454 CL N P II, 7.00%, 12/15/22.......................      150,835

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS GOVERNMENT BOND FUND - Continued

                                                                                                                   VALUE
PRINCIPAL                                                                                                        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS & REAL ESTATE MORTGAGE
INVESTMENT CONDUITS - Continued

$  426,156    Federal Home Loan Mortgage Corporation, 1487 CL H PAC-2, 6.00%, 03/15/23......................  $   422,065
 1,183,736    Federal National Mortgage Association, 1993 CL 121 Z, 7.00%, 07/25/23.........................    1,096,620
   253,961    Federal National Mortgage Association, 1993 CL 127 LA, 7.00%, 07/25/23........................      256,978
    30,329    Federal Home Loan Mortgage Corporation, G034 CL D, 7.50%, 04/25/24............................       30,334
                                                                                                              -----------
                   Total CMOs & REMICs - (identified cost $9,380,010).......................................    9,807,073
                                                                                                              -----------
SHORT TERM - (1.44%)
   540,000    Federal Home Loan Mortgage Corporation Discount Note, 5.50%, 01/02/96
                - (identified cost $539,753)................................................................      539,753
                                                                                                              -----------

              TOTAL INVESTMENTS - (99.14%) _ (identified cost $35,907,091) <F2>.............................   37,138,316
              OTHER ASSETS LESS LIABILITIES _ (0.86 %)......................................................      322,804
                                                                                                              -----------
                   NET ASSETS - (100%)......................................................................  $37,461,120
                                                                                                              ===========

<F2> Aggregate cost for Federal Income Tax purposes is $35,907,091 .  At
December 31, 1995 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

     Unrealized appreciation................................................................................  $ 1,323,125
     Unrealized depreciation................................................................................      (91,900)
                                                                                                              -----------
          Net unrealized appreciation.......................................................................  $ 1,231,225
                                                                                                              ===========

<F1> The interest rates on floating rate securities, shown as of December
31, 1995, may change monthly or less frequently and are based on indices of market interest rates.













See Notes to Financial Statements.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS GOVERNMENT MONEY MARKET FUND

                                                                                                                   VALUE
PRINCIPAL                                                                                                        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
FEDERAL FARM CREDIT BANK - (5.09%)
$18,465,000   5.42%, 02/09/96 Discount Note - (identified cost $18,356,580)................................. $ 18,356,580
                                                                                                             ------------
FEDERAL HOME LOAN BANK - (12.21%)
  2,215,000   5.60%, 01/04/96 Discount Note.................................................................    2,213,966
  5,635,000   5.58%, 01/18/96 Discount Note.................................................................    5,620,152
 11,475,000   5.585%, 01/24/96 Discount Note................................................................   11,434,055
  4,010,000   5.59%, 01/25/96 Discount Note.................................................................    3,995,056
  5,260,000   5.58%, 01/30/96 Discount Note.................................................................    5,236,356
  3,350,000   5.54%, 02/26/96 Discount Note.................................................................    3,321,130
  4,355,000   5.29%, 03/22/96 Discount Note.................................................................    4,301,597
  2,115,000   5.46%, 03/22/96 Discount Note.................................................................    2,089,017
  5,890,000   5.32%, 05/17/96 Discount Note.................................................................    5,770,754
                                                                                                             ------------
                   Total Federal Home Loan Bank - (identified cost $43,982,083).............................   43,982,083
                                                                                                             ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - (22.99%)
 11,575,000   5.58%, 01/02/96 Discount Note.................................................................   11,573,206
 13,405,000   5.60%, 01/05/96 Discount Note.................................................................   13,396,659
  5,275,000   5.59%, 01/10/96 Discount Note.................................................................    5,267,628
  9,365,000   5.67%, 01/16/96 Discount Note.................................................................    9,342,875
  4,290,000   5.55%, 01/22/96 Discount Note.................................................................    4,276,111
 10,000,000   5.50%, 03/01/96 Discount Note.................................................................    9,908,333
  6,970,000   5.48%, 03/07/96 Discount Note.................................................................    6,899,975
  6,535,000   5.48%, 03/12/96 Discount Note.................................................................    6,464,371
  8,355,000   5.47%, 03/13/96 Discount Note.................................................................    8,263,596
  5,405,000   5.35%, 03/18/96 Discount Note.................................................................    5,343,150
  2,147,000   5.30%, 06/03/96 Discount Note.................................................................    2,098,323
                                                                                                             ------------
                   Total Federal Home Loan Mortgage Corporation -  (identified cost $82,834,227)............   82,834,227
                                                                                                             ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (56.27%)
    310,000   5.50%, 01/03/96 Discount Note.................................................................      309,905
  7,075,000   5.585%, 01/08/96 Discount Note................................................................    7,067,317
  9,150,000   5.59%, 01/19/96 Discount Note.................................................................    9,124,426
  6,020,000   5.58%, 01/25/96 Discount Note.................................................................    5,997,606
  6,155,000   5.50%, 01/31/96 Discount Note.................................................................    6,126,789
  2,745,000   5.57%, 02/08/96 Discount Note.................................................................    2,728,861
  2,860,000   5.58%, 02/15/96 Discount Note.................................................................    2,840,051
 12,155,000   5.43%, 02/16/96 Discount Note.................................................................   12,070,665
  5,895,000   5.43%, 02/20/96 Discount Note.................................................................    5,850,542
  6,315,000   5.52%, 02/21/96 Discount Note.................................................................    6,265,617
 20,000,000   5.54%, 02/27/96 Discount Note.................................................................   19,824,567
 20,290,000   5.54%, 02/28/96 Discount Note.................................................................   20,108,900
 13,515,000   5.49%, 03/05/96 Discount Note.................................................................   13,383,094
  5,000,000   5.44%, 03/15/96 Discount Note.................................................................    4,944,089

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS GOVERNMENT MONEY MARKET FUND -  Continued

                                                                                                                   VALUE
PRINCIPAL                                                                                                        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - Continued
$ 2,805,000   5.34%, 03/19/96 Discount Note................................................................. $  2,772,546
 10,000,000   5.34%, 03/26/96 Discount Note.................................................................    9,873,917
  3,670,000   5.38%, 04/04/96 Discount Note.................................................................    3,618,445
 21,930,000   5.36%, 05/29/96 Discount Note.................................................................   21,443,495
 16,000,000   5.29%, 05/30/96 Discount Note.................................................................   15,647,333
  7,730,000   5.30%, 05/30/96 Discount Note.................................................................    7,559,296
 11,470,000   5.27%, 07/19/96 Discount Note.................................................................   11,134,184
 14,540,000   5.14%, 08/29/96 Discount Note.................................................................   14,039,687
                                                                                                             ------------
                   Total Federal National Mortgage Association
                     (identified cost $202,731,332).........................................................  202,731,332
                                                                                                             ------------
TENNESSEE VALLEY AUTHORITY - (3.51%)
  7,005,000   5.56%, 01/17/96 Discount Note.................................................................    6,987,690
  5,660,000   5.60%, 01/26/96 Discount Note.................................................................    5,637,989
                                                                                                             ------------
                   Total Tennessee Valley Authority - (identified cost $12,625,679).........................   12,625,679
                                                                                                             ------------


               TOTAL INVESTMENTS - (100.07%) - (identified cost $360,529,901 - <F1>.........................  360,529,901
               LIABILITIES LESS OTHER ASSETS  - (0.07%).....................................................     (240,113)
                                                                                                             ------------
                   NET ASSETS - (100%)...................................................................... $360,289,788
                                                                                                             ============

<F1>  Aggregate cost for Federal income tax purposes is $360,529,901.
















See Notes to Financial Statements.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS FINANCIAL FUND

                                                                                                                   VALUE
SHARES                                                                                                           (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (97.89%)

AUTOMOBILES - (2.59%)
     40,000     General Motors Corp.........................................................................  $ 2,115,000
                                                                                                              -----------
BANKS AND SAVINGS & LOAN ASSOCIATIONS - (22.87%)
    171,111     Bank of East Asia Ltd.......................................................................      614,074
     20,000     Bank of New York Co., Inc...................................................................      975,000
     15,000     BankAmerica Corp............................................................................      971,250
     23,400     Barnett Banks, Inc..........................................................................    1,380,600
     40,000     First Bank System, Inc......................................................................    1,985,000
      5,000     First Interstate Bancorp....................................................................      682,500
     24,000     Golden West Financial Corp..................................................................    1,326,000
     25,000     Greenpoint Financial Corp...................................................................      665,625
    295,512     Lloyds TSB Group P.L.C......................................................................    1,521,389
     29,000     Norwest Corp................................................................................      957,000
     28,000     Republic New York Corp......................................................................    1,739,500
     50,000     State Street Boston Corp....................................................................    2,250,000
     50,000     TCF Financial Corp..........................................................................    1,656,250
      9,000     Wells Fargo & Co............................................................................    1,944,000
                                                                                                              -----------
                                                                                                               18,668,188
                                                                                                              -----------

COMPUTER PRODUCTS - (4.07%)
     25,000     Cirrus Logic, Inc.<F1>......................................................................      495,312
     30,000     Electronic Arts Inc.<F1>....................................................................      785,625
     36,000     Intel Corp..................................................................................    2,045,250
                                                                                                              -----------
                                                                                                                3,326,187
                                                                                                              -----------
CONSUMER PRODUCTS - (3.65%)
     50,000     Duracraft Corp.<F1>.........................................................................    1,250,000
     50,000     Seagram Co. Ltd. (The)......................................................................    1,731,250
                                                                                                              -----------
                                                                                                                2,981,250
                                                                                                              -----------
ENERGY - (4.69%)
     30,000     Amerada Hess Corp...........................................................................    1,590,000
     57,000     Burlington Resources, Inc...................................................................    2,237,250
                                                                                                              -----------
                                                                                                                3,827,250
                                                                                                              -----------
FINANCIAL SERVICES - (57.26%)
      2,163     Alleghany Corp.<F1>.........................................................................      428,274
     44,000     American Express Co.........................................................................    1,820,500
     15,375     American International Group, Inc...........................................................    1,422,187
     47,000     Aon Corporation.............................................................................    2,344,125
     30,000     Argonaut Group, Inc.........................................................................      982,500
     47,000     Berkley (W.R.) Corp.........................................................................    2,514,500
     10,000     Chubb Corp..................................................................................      967,500
     10,200     Donaldson, Lufkin Jenrette Inc..............................................................      318,750
     90,000     Equitable Cos. Inc..........................................................................    2,160,000
     30,000     Equitable of Iowa Cos.......................................................................      963,750
     43,700     Jefferies Group, Inc........................................................................    2,037,512

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS FINANCIAL FUND  - Continued

                                                                                                                   VALUE
SHARES/PRINCIPAL                                                                                                 (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - Continued

FINANCIAL SERVICES - Continued
     80,000     Leucadia National Corp......................................................................  $ 2,000,000
     30,000     Mercury General Corp........................................................................    1,425,000
     18,000     Morgan  (J.P.) & Co., Inc...................................................................    1,444,500
     31,500     Morgan Stanley Group Inc....................................................................    2,539,688
     38,000     NAC RE Corp.................................................................................    1,368,000
     45,000     National Re Corp............................................................................    1,710,000
     36,000     Orion Capital Corp..........................................................................    1,561,500
     25,000     Progressive Corp. (Ohio)....................................................................    1,221,875
    100,000     Risk Capital Holdings, Inc.<F1>.............................................................    2,337,500
     13,333     Robert Plan Corp., Series A<F1>.............................................................    1,799,955
     50,000     Schwab (Charles) Corp.......................................................................    1,006,250
     21,000     State Auto Financial Corp...................................................................      543,375
     45,500     SunAmerica, Inc.............................................................................    2,161,250
     33,000     Transatlantic Holdings, Inc.................................................................    2,421,375
        270     Transport Holdings Inc., Class A<F1>........................................................       11,239
     54,000     Travelers Group Inc.........................................................................    3,395,250
      4,500     Trenwick Group Inc..........................................................................      253,688
     69,000     20th Century Industries<F1>.................................................................    1,371,375
     15,000     United Asset Management Corporation.........................................................      575,625
     30,000     Vesta Insurance Group, Inc..................................................................    1,635,000
                                                                                                              -----------
                                                                                                               46,742,043
                                                                                                              -----------
RESTAURANT & FOOD - (2.76%)
     50,000     McDonald's Corp.............................................................................    2,256,250
                                                                                                              -----------
                     Total Common Stock - (identified cost $57,711,333).....................................   79,916,168
                                                                                                              -----------
SHORT TERM - (1.91%)
$ 1,560,000     Federal Home Loan Mortgage Corporation Discount Note, 5.50%, 01/02/96
                  - (identified cost $1,559,285)............................................................    1,559,285
                                                                                                              -----------
                TOTAL INVESTMENTS - (99.80%) - (identified cost $59,270,618) -<F2>..........................   81,475,453
                OTHER ASSETS LESS LIABILITIES - (0.20%).....................................................      161,063
                                                                                                              -----------
                     NET ASSETS - (100%)....................................................................  $81,636,516
                                                                                                              ===========

<F1>  Non-Income Producing Security.
<F2>  Aggregate cost for Federal Income Tax purposes is $59,270,618.  At
      December 31, 1995 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

           Unrealized appreciation..........................................................................  $22,550,755
           Unrealized depreciation..........................................................................     (345,920)
                                                                                                              -----------
                Net unrealized appreciation.................................................................  $22,204,835
                                                                                                              ===========

See Notes to Financial Statements.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS CONVERTIBLE SECURITIES FUND

                                                                                                                   VALUE
SHARES                                                                                                           (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - (35.92%)

BANKS AND SAVINGS & LOAN ASSOCIATIONS - (14.35%)
     17,300     Banc One Corp., $3.50, Ser. C Conv. Pfd.....................................................  $ 1,143,962
      6,000     Barnett Banks Inc., $4.50, Ser. A Conv. Pfd.................................................      669,000
     19,000     Citicorp, $5.375, Ser. 13 Conv. Pfd.........................................................    3,488,875
     38,800     First Bank System, Inc., $3.5625, Ser. '91-A Conv. Pfd......................................    3,327,100
                                                                                                              -----------
                                                                                                                8,628,937
                                                                                                              -----------
COMPUTER PRODUCTS - (1.74%)
     10,400     Salomon Inc. - Hewlett-Packard Company, ELK, 5.25%, 01/01/97 Pfd............................    1,045,200
                                                                                                              -----------
ENERGY - (0.92%)
     10,000     Unocal Corp., $3.50, Conv. Pfd..............................................................      553,750
                                                                                                              -----------
INSURANCE - (7.20%)
      5,200     Aon Corporation, 6.25% Ser. B Conv. Exch. Pfd...............................................      330,200
     34,150     SunAmerica Inc., Depository Shares, $2.78, Ser. D Conv. Pfd.................................    1,634,931
     27,100     Travelers Group Inc., 5.50%, Ser. B Conv. Pfd...............................................    2,364,475
                                                                                                              -----------
                                                                                                                4,329,606
                                                                                                              -----------
PUBLISHING - (1.60%)
     50,000     News Corp. Ltd., Sponsored ADR Pfd..........................................................      962,500
                                                                                                              -----------
PULP & PAPER - (3.14%)
     15,700     International Paper Capital Trust, 5.25%, Conv. Pfd.........................................      712,388
     15,000     James River Corp. of Virginia, 9.00%, Ser. P Conv. Pfd......................................      350,625
     14,500     Sonoco Products Co., $2.25, Ser. A Conv. Pfd................................................      826,500
                                                                                                              -----------
                                                                                                                1,889,513
                                                                                                              -----------
REAL ESTATE - (3.81%)
     20,000     Merry Land & Investment Co., Inc., $1.75, Ser. A Conv Pfd...................................      640,000
     33,300     Oasis Residential, Inc., $2.25, Ser. A Cum. Conv. Pfd.......................................      857,475
     15,300     Rouse Co., 6.50%, Ser. A Conv. Pfd..........................................................      789,863
                                                                                                              -----------
                                                                                                                2,287,338
                                                                                                              -----------
TRANSPORTATION - (3.16%)
     32,000     Delta Air Lines, Inc., Depository Shares, $3.50, Ser. C Conv. Pfd...........................    1,900,000
                                                                                                              -----------
                     Total Convertible Preferred Stock - (identified cost $17,741,207)......................   21,596,844
                                                                                                              -----------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS CONVERTIBLE SECURITIES FUND - Continued

                                                                                                                   VALUE
PRINCIPAL                                                                                                        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - (29.48%)

AEROSPACE - (0.53%)
$   300,000     Orbital Sciences Corp., Conv. Sub. Deb., 6.75%, 03/01/03....................................  $   321,000
                                                                                                              -----------
BANKS - (2.90%)
    700,000     Bank of New York Co., Inc., Conv. Sub. Deb., 7.50%, 08/15/01................................    1,743,000
                                                                                                              -----------
COMMUNICATIONS - (1.10%)
    600,000     General Instrument Corp., Conv. Jr. Sub., 5.00%, 06/15/00...................................      660,000
                                                                                                              -----------
ELECTRONICS - (4.67%)
  2,100,000     Texas Instruments, Inc., Conv. Sub. Deb., 2.75%, 09/29/02...................................    2,625,000
    200,000     VLSI Technology Inc., Conv. Sub. Note, 8.25%, 10/01/05......................................      184,500
                                                                                                              -----------
                                                                                                                2,809,500
                                                                                                              -----------
ENERGY - (1.25%)
    750,000     Noble Affiliates, Inc., Conv. Sub. Note, 4.25%,11/01/03.....................................      751,875
                                                                                                              -----------
ENGINEERING - (0.90%)
    500,000     Thermo Electron Corp., 4.25%, 01/01/03......................................................      538,125
                                                                                                              -----------
FINANCIAL SERVICES - (2.40%)
    500,000     Alex Brown, Inc., Conv. Sub. Deb., 5.75%, 06/12/01..........................................      811,550
    550,000     Legg Mason, Inc., Conv. Sub. Deb., 5.25%, 05/01/03..........................................      634,563
                                                                                                              -----------
                                                                                                                1,446,113
                                                                                                              -----------
INSURANCE - (7.09%)
  2,503,000     Equitable Companies Inc., Conv. Sub. Deb., 6.125%, 12/15/24.................................    2,840,905
  1,400,000     Leucadia National Corp., Conv. Sub. Deb., 5.25%, 02/01/03...................................    1,421,000
                                                                                                              -----------
                                                                                                                4,261,905
                                                                                                              -----------
MACHINERY - (1.61%)
    700,000     Raymond Corp., Conv. Sub. Deb., 6.50%, 12/15/03.............................................      969,500
                                                                                                              -----------
METALS & MINING - (2.25%)
  1,300,000     Allegheny Ludlum Corp., Conv., 5.875%, 03/15/02.............................................    1,353,625
                                                                                                              -----------
PULP & PAPER - (1.31%)
    700,000     Riverwood International Corp., Conv. Sub. Note, 6.75%, 09/15/03.............................      786,625
                                                                                                              -----------
REAL ESTATE - (2.52%)
    500,000     Camden Property Trust, Conv. Sub. Deb., 7.33%, 04/01/04.....................................      495,000
    700,000     Liberty Property Trust, Conv. Sub. Deb., 8.00%, 07/01/01....................................      721,875
    350,000     Mid-Atlantic Realty Trust, Conv. Sub. Deb., 7.625%, 09/15/03................................      301,000
                                                                                                              -----------
                                                                                                                1,517,875
                                                                                                              -----------
TRANSPORTATION - (0.95%)
    500,000     AMR Corp., Conv. Sub. Qrtly. Income Cap. Sec's., 6.125%, 11/01/24...........................      520,000
    500,000     Florida West Airlines, Inc., 8.00%, 03/25/99<F2>............................................       50,213
                                                                                                              -----------
                                                                                                                  570,213
                                                                                                              -----------
                   Total Convertible Bonds - (identified cost $16,980,527)..................................   17,729,356
                                                                                                              -----------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS CONVERTIBLE SECURITIES FUND - Continued

                                                                                                                   VALUE
SHARES                                                                                                           (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (34.16%)

BANKS AND SAVINGS & LOAN ASSOCIATIONS - (1.60%)
     29,206     Norwest Corp................................................................................  $   963,798
                                                                                                              -----------
ENERGY - (3.02%)
     14,847     Amoco Corp..................................................................................    1,067,128
      9,574     Burlington Northern Santa Fe Corp...........................................................      746,772
                                                                                                              -----------
                                                                                                                1,813,900
                                                                                                              -----------
FINANCIAL SERVICES - (0.84%)
     18,384     Legg Mason, Inc.............................................................................      505,560
                                                                                                              -----------
HOTELS - (2.24%)
     63,000     Host Marriott Corp<F1>......................................................................      834,750
     20,000     Patriot American Hospitality Inc............................................................      515,000
                                                                                                              -----------
                                                                                                                1,349,750
                                                                                                              -----------
INSURANCE - (3.56%)
     22,500     Equitable Cos. Inc..........................................................................      540,000
     20,000     Leucadia National Corp......................................................................      500,000
     10,000     NAC Re Corp.................................................................................      360,000
        111     Transport Holdings, Inc., Class A<F1>.......................................................        4,620
     13,000     Trenwick Group, Inc.........................................................................      732,875
                                                                                                              -----------
                                                                                                                2,137,495
                                                                                                              -----------
MULTI-FAMILY HOUSING - (4.56%)
     58,400     Bay Apartment Communities, Inc..............................................................    1,416,200
      9,800     Camden Property Trust.......................................................................      233,975
     18,000     Gables Residential Trust....................................................................      411,750
     30,000     Oasis Residential, Inc......................................................................      682,500
                                                                                                              -----------
                                                                                                                2,744,425
                                                                                                              -----------
REAL ESTATE - (13.66%)
     33,200     Avalon Properties, Inc......................................................................      713,800
     30,000     Beacon Properties Corp......................................................................      690,000
     18,600     Cali Realty Corp............................................................................      406,875
     48,356     Centerpoint Properties Corp.................................................................    1,118,232
     10,000     Chelsea GCA Realty, Inc.....................................................................      300,000
     15,000     JDN Realty Corp.............................................................................      335,625
     50,550     Kimco Realty Corp...........................................................................    1,377,487
     72,900     Vornado Realty Trust........................................................................    2,733,750
     14,100     Weingarten Realty Investors.................................................................      535,800
                                                                                                              -----------
                                                                                                                8,211,569
                                                                                                              -----------
SELF STORAGE  -  (4.68%)
     57,400     Public Storage, Inc.........................................................................    1,090,600
     30,000     Sovran Self Storage Inc.....................................................................      791,250
     40,900     Storage Trust Realty........................................................................      930,475
                                                                                                              -----------
                                                                                                                2,812,325
                                                                                                              -----------
                     Total Common Stock - (identified cost $17,845,126).....................................   20,538,822
                                                                                                              -----------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS CONVERTIBLE SECURITIES FUND - Continued

                                                                                                                   VALUE
PRINCIPAL                                                                                                        (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SHORT TERM  -  (1.06%)
$   640,000     Federal Home Loan Mortgage Corporation Discount Notes, 5.50%, 01/02/96
                  - (identified cost $639,707)..............................................................  $   639,707
                                                                                                              -----------

                TOTAL INVESTMENTS - (100.62%) - (identified cost $53,206,567) - <F3>........................   60,504,729
                LIABILITIES LESS OTHER ASSETS - (0.62%).....................................................     (370,237)
                                                                                                              -----------
                     NET ASSETS - (100%)....................................................................  $60,134,492
                                                                                                              ===========

<F1> Non-Income Producing Security.

<F2> This security is in default and is not currently paying interest.

<F3> Aggregate cost for Federal Income Tax purposes is $53,206,567. At
     December 31, 1995 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:


               Unrealized appreciation................................ .....................................  $ 8,056,414
               Unrealized depreciation......................................................................     (758,252)
                                                                                                              -----------
                    Net unrealized appreciation.............................................................  $ 7,298,162
                                                                                                              ===========




















See Notes to Financial Statements.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS REAL ESTATE FUND

                                                                                                                   VALUE
SHARES                                                                                                           (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - (88.97%)
APARTMENTS (REITS) - (24.77%)
    20,000     Apartment Investment & Management Co., Class A...............................................  $   390,000
    41,800     Avalon Properties, Inc.......................................................................      898,700
    52,100     Bay Apartment Communities, Inc...............................................................    1,263,425
    24,200     Camden Property Trust........................................................................      577,775
    20,000     Equity Residential Properties Trust..........................................................      612,500
    27,000     Gables Residential Trust.....................................................................      617,625
    48,900     Irvine Apartment Communities, Inc............................................................      941,325
    21,000     Merry Land & Investment Co., Inc.............................................................      496,125
    22,000     Oasis Residential, Inc.......................................................................      500,500
    28,900     Security Capital Pacific Trust...............................................................      570,775
    25,000     Summit Properties Inc........................................................................      496,875
                                                                                                              -----------
                                                                                                                7,365,625
                                                                                                              -----------
BANKS AND SAVINGS & LOAN ASSOCIATIONS - (1.09%)
     9,000     Bancorp Hawaii, Inc..........................................................................      322,875
                                                                                                              -----------
HEALTHCARE (REITS) - (1.29%)
    20,000     Capstone Capital Corp........................................................................      382,500
                                                                                                              -----------
HOTELS & LODGING - (8.22%)
    15,000     Bristol Hotel Co.............................................................................      365,625
    50,000     Host Marriot Corp.<F1>.......................................................................      662,500
    55,000     Patriot American Hospitality Inc. (REIT).....................................................    1,416,250
                                                                                                              -----------
                                                                                                                2,444,375
                                                                                                              -----------
INDUSTRIAL (REITS) - (11.07%)
    42,200     Centerpoint Properties Corp..................................................................      975,875
    13,200     Crescent Real Estate Equities, Inc...........................................................      450,450
     7,500     Duke Realty Investments, Inc.................................................................      235,313
    15,000     Liberty Property Trust.......................................................................      311,250
    32,400     Reckson Associates Realty Corp...............................................................      951,750
    20,952     Security Capital Industrial Trust............................................................      366,660
                                                                                                              -----------
                                                                                                                3,291,298
                                                                                                              -----------
INSURANCE - (1.64%)
    20,350     Equitable Cos. Inc...........................................................................      488,400
                                                                                                              -----------
MANUFACTURED HOUSING (REITS) - (1.94%)
    24,000     ROC Communities, Inc.........................................................................      576,000
                                                                                                              -----------
MORTGAGE (REITS) - (2.08%)
    27,000     Capstead Mortgage Corp.......................................................................      617,625
                                                                                                              -----------
OFFICE SPACE (REITS) - (6.23%)
    45,000     Beacon Properties Corp.......................................................................    1,035,000
    37,400     Cali Realty Corp.............................................................................      818,125
                                                                                                              -----------
                                                                                                                1,853,125
                                                                                                              -----------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 1995
DAVIS REAL ESTATE FUND - Continued

                                                                                                                   VALUE
SHARES/PRINCIPAL                                                                                                 (NOTE 1)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - Continued
RETAIL (REITS) - (20.51%)
    36,800     Chelsea GCA Realty Inc.......................................................................  $ 1,104,000
     9,800     Debartolo Realty Corp........................................................................      127,400
    25,000     JDN Realty Corp..............................................................................      559,375
    39,450     Kimco Realty Corp............................................................................    1,075,011
    35,000     Macerich Co. (The)...........................................................................      700,000
    40,000     United Dominion Realty Trust Inc.............................................................      600,000
    33,350     Vornado Realty Trust.........................................................................    1,250,625
    18,000     Weingarten Realty Investors..................................................................      684,000
                                                                                                              -----------
                                                                                                                6,100,411
                                                                                                              -----------
 STORAGE (REITS) - (10.13%)
    46,300     Public Storage, Inc..........................................................................      879,700
    21,500     Shurgard Storage Centers Inc., Class A.......................................................      580,500
    15,000     Sovran Self Storage Inc......................................................................      395,625
    50,800     Storage Trust Realty.........................................................................    1,155,700
                                                                                                                3,011,525
                    Total Common Stock - (identified cost $23,518,729)......................................   26,453,759

CONVERTIBLE PREFERRED STOCK - (3.48%)
REAL ESTATE - (3.48%)
     3,600     Merry Land & Investment Co., Inc., $1.75, Ser. A Conv. Pfd...................................      115,200
    16,700     Oasis Residential, Inc., $2.25, Ser. A Cum. Conv. Pfd........................................      430,025
    20,000     Security Capital Pacific Trust, $1.75, Ser. A  Conv. Pfd.....................................      490,000
                   Total Preferred Stock - (identified cost $ 918,366)......................................    1,035,225
CONVERTIBLE CORPORATE BONDS - (4.73%)
REAL ESTATE - (4.73%)
$  500,000     Camden Property Trust, Conv. Sub. Deb., 7.33%, 04/01/01......................................      495,000
   576,000     Equitable Cos. Inc., Conv. Sub. Deb.,  6.125%, 12/15/24......................................      653,760
   250,000     Liberty Property Trust, Conv. Sub. Deb., 8.00%, 07/01/01.....................................      257,813
                   Total Convertible Corporate Bonds _ (identified cost $1,407,360).........................    1,406,573
SHORT TERM - (1.98%)
   590,000     Federal Home Loan Mortgage Corporation Discount Note, 5.50%, 01/02/96
                - (identified cost $589,730)................................................................      589,730
                                                                                                              -----------
                  TOTAL INVESTMENTS - (99.16%) - (identified cost $26,434,185) - <F2>.......................   29,485,287
                  OTHER ASSETS LESS LIABILITIES - (0.84%)...................................................      248,505
                                                                                                              -----------
                     NET ASSETS - (100%)....................................................................  $29,733,792
                                                                                                              ===========

<F1> Non-Income Producing Security.
<F2> Aggregate cost for Federal Income Tax purposes is $26,434,185.  At
     December 31, 1995 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

               Unrealized appreciation......................................................................  $ 3,121,692
               Unrealized depreciation......................................................................      (70,590)
                                                                                                              -----------
                    Net unrealized appreciation.............................................................  $ 3,051,102
                                                                                                              ===========

See Notes to Financial Statements.

DAVIS SERIES, INC.
STATEMENT OF ASSETS AND LIABILITIES  At December 31, 1995
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
                                                                         DAVIS
                                                           DAVIS       GOVERNMENT                        DAVIS             DAVIS
                                               DAVIS    GOVERNMENT       MONEY           DAVIS         CONVERTIBLE      REAL ESTATE
                                              GROWTH       BOND         MARKET          FINANCIAL      SECURITIES      SECURITIES
                                               FUND        FUND         FUND<F1>         FUND            FUND              FUND
                                               ----        ----         ----             ----            ----              ----
ASSETS:
Investments in securities, at
  value(see schedules of
  investments).............................. $ 58,231,874  $ 37,138,316   $ 360,529,901  $ 81,475,453   $ 60,504,729   $ 29,485,287
Cash........................................       26,232        28,243          30,261        16,578          9,561          3,217
Receivables:
  Dividends and interest....................       19,132       350,252           2,324       114,631        476,398        285,985
  Capital stock sold........................      179,562       202,459         959,981       147,700         36,604         34,461
Deferred organization expense                       _             _               _             4,092          _              _
                                             ------------  ------------   -------------  ------------   ------------   ------------
     Total assets...........................   58,356,800    37,719,270     361,522,467    81,758,454     61,027,292     29,808.950
                                             ------------  ------------   -------------  ------------   ------------   ------------
LIABILITIES:
Payables:
  Investment securities
    purchased...............................        _             _               _             _            786,812          _
  Capital stock reacquired..................       36,172       181,852         139,284        27,460         39,728          -
Accrued expenses............................       48,742        43,798         215,119        76,478         61,734         69,925
Commissions payable to
  distributor (Note 3)......................       56,000        32,500           _            18,000          4,526          4,990
Distributions payable.......................        _             _             878,276         _              _                243
                                             ------------  ------------   -------------  ------------   ------------   ------------
     Total liabilities......................      140,914       258,150       1,232,679       121,938        892,800         75,158
                                             ------------  ------------   -------------  ------------   ------------   ------------
NET ASSETS (Note 5)......................... $ 58,215,886  $ 37,461,120   $ 360,289,788  $ 81,636,516   $ 60,134,492   $ 29,733,792
                                             ============  ============   =============  ============   ============   ============
Class A Shares
  Net assets................................ $ 22,890,003  $ 21,485,012   $ 357,118,021  $ 79,874,108   $ 59,756,871   $ 29,320,148
  Shares outstanding........................    1,327,236     3,582,561     357,118,021     5,509,741      3,279,200      1,783,768

  Net asset value and redemption
    price per share (net
    assets/shares outstanding)..............    $   17.25      $   6.00        $   1.00     $   14.50      $   18.22      $   16.44
                                                =========      ========        ========     =========      =========      =========
  Maximum offering price per
    share (100/95.25 of net
    asset value)............................    $   18.11      $   6.30        $   1.00     $   15.22      $   19.13      $   17.26
                                                =========      ========        ========     =========      =========      =========

Class B Shares
  Net assets................................ $ 35,325,883  $ 15,976,108   $   2,696,579  $  1,762,408   $    377,621   $    413,644
  Shares outstanding........................    2,068,131     2,669,948       2,696,579       122,303         20,818         25,209

  Net asset value, offering and
    redemption price per share
    (net assets/shares
     outstanding)(Note 3)...................    $   17.08      $   5.98        $   1.00     $   14.41      $   18.14      $   16.41
                                                =========      ========        ========     =========      =========      =========

CLASS C SHARES
  Net assets................................                              $     475,188
  Shares outstanding........................                                    475,188
  Net asset value, offering and
    redemption price per share
    (net assets/shares
     outstanding)...........................                                   $   1.00
NET ASSETS CONSIST OF:
  Undistributed net investment
    income.................................. $      _      $     -        $       _      $     11,287   $     40,897   $     21,800
  Paid-in capital...........................   31,576,378    40,906,110     360,289,788    59,420,394     52,764,557     26,677,037
  Accumulated net realized gain
    (loss)..................................        -        (4,676,215)          _             -             30,876        (16,147)
  Unrealized appreciation
    on investments..........................   26,639,508     1,231,225           _        22,204,835      7,298,162      3,051,102
                                             ------------  ------------   -------------  ------------   ------------   ------------
                                             $ 58,215,886  $ 37,461,120   $ 360,289,788  $ 81,636,516   $ 60,134,492   $ 29,733,792
                                             ============  ============   =============  ============   ============   ============



See Notes to Financial Statements.

DAVIS SERIES, INC.
STATEMENT OF OPERATIONS Year ended December 31, 1995
==========================================================================================================================
                                                                     DAVIS
                                                        DAVIS      GOVERNMENT                    DAVIS        DAVIS
                                           DAVIS      GOVERNMENT     MONEY         DAVIS      CONVERTIBLE   REAL ESTATE
                                          GROWTH        BOND        MARKET        FINANCIAL   SECURITIES    SECURITIES
                                           FUND         FUND         FUND           FUND         FUND          FUND
                                           ----         ----         ----           ----         ----          ----
INVESTMENT INCOME:
  (LOSS)
Income:
  Dividends (net of foreign taxes
    withheld of 13,549 and 4,507
    for Finanjcial Fund and
    Convertible Securities Fund,
    respectively....................       $   334,341  $    _      $     _      $ 1,093,154   $ 1,838,554    $1,568,454
  Interest..........................           104,781   2,978,898   17,626,687       87,158       835,922       239,598
                                           -----------  ----------  -----------  -----------   -----------    ----------
      Total income..................           439,122   2,978,898   17,626,687    1,180,312     2,674,476     1,808,052
                                           -----------  ----------  -----------  -----------   -----------    ----------
Expenses:
  Management fees (Note 2)..........           413,012     283,797    1,480,642      516,765       399,922       197,296
  Custodian fees....................            67,927      89,963      161,553       75,054        70,357        65,034
  Transfer agent fees...............           127,394      96,762      194,011       44,962        20,071        18,177
  Audit fees........................            12,154      12,101       12,135       10,760         9,650        10,435
  Legalfees.........................             9,275       6,908       52,534        6,680         8,569         4,313
  Accounting fees (Note 2)..........            15,498      17,004       11,499       13,998        13,998        11,001
  Reports to shareholders...........            16,293      12,167       15,975       14,738         4,749         4,088
  Directors fees and expenses.......            15,790      11,215       59,615       12,094        13,145         9,272
  Registration and filing fees......            29,699      28,596      127,423       33,458        30,664        36,817
  Organization expense..............               _         _            _            7,000          _              _
  Miscellaneous.....................            21,793      19,734       72,805       17,456        19,907         8,787
  Distribution plan payments
    (Note 3)
    Class A.........................            35,480      43,100        _           60,628        16,815        11,379
    Class B.........................           353,327     165,811        _            4,657           871         1,476
                                           -----------  ----------  -----------  -----------   -----------    ----------
      Total expenses................         1,117,642     787,158    2,188,192      818,250       608,718       378,075
                                           -----------  ----------  -----------  -----------   -----------    ----------
        Net investment
          income (loss).............          (678,520)  2,191,740   15,438,495      362,062     2,065,758     1,429,977
                                           -----------  ----------  -----------  -----------   -----------    ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:

Net realized gain (loss) from
  investment transactions..                  4,837,350     (32,015)       _        7,641,002     2,889,149       (16,147)
Net increase in unrealized
  appreciation/depreciation of
  investments during the period.....        15,832,681   1,884,744        _       19,535,935     7,434,048     3,011,729
                                           -----------  ----------  -----------  -----------   -----------    ----------
    Net realized and unrealized
      gain on investments...........        20,670,031   1,852,729        _       27,176,937    10,323,197     2,995,582
                                           -----------  ----------  -----------  -----------   -----------    ----------
    Net increase in net
      assets resulting from
      operations....................       $19,991,511  $4,044,469  $15,438,495  $27,538,999   $12,388,955    $4,425,559
                                           ===========  ==========  ===========  ===========   ===========    ==========






See Notes to Financial Statements.

DAVIS SERIES, INC.
STATEMENT OF CHANGES IN NET ASSETS Year ended December 31, 1995
===================================================================================================================================

                                                                          DAVIS
                                          DAVIS          DAVIS       GOVERNMENT                      DAVIS             DAVIS
                                         GROWTH        GOVERNMENT      MONEY          DAVIS        CONVERTIBLE       REAL ESTATE
                                        OPPORTUNITY       BOND        MARKET        FINANCIAL      SECURITIES       SECURITIES
                                          FUND            FUND         FUND           FUND             FUND             FUND
                                          ----            ----         ----           ----             ----             ----

OPERATIONS:
  Net investment income (loss).....  $   (678,520)   $  2,191,740   $  15,438,495     $   362,062     $  2,065,758    $  1,429,977
  Net realized gain (loss) from....
    investment transactions........     4,837,350         (32,015)          _           7,641,002        2,889,149         (16,147)
  Net increase in unrealized
    appreciation/depreciation
    of investments.................    15,832,681       1,884,744           _          19,535,935        7,434,048       3,011,729
  Net increase in net  assets        ------------    ------------   -------------     -----------     ------------    ------------
    resulting from operations......    19,991,511       4,044,469      15,438,495      27,538,999       12,388,955       4,425,559

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income
    Class A........................          _         (1,257,060)    (15,326,497)       (357,170)      (2,021,859      (1,399,690)
    Class B........................          _           (934,680)       (106,550)         _                (3,002)         (8,487)
    Class C........................          _               _             (5,448)         _                _                _
  Realized gains from
  investment transactions
    Class A........................    (1,889,930)           -              -          (7,475,056)      (2,423,570)          -
    Class B........................    (2,947,420)           -              -            (166,551)         (15,365)          -

  Paid-in capital
    Class A........................          -           (315,408)          -              -                -                -
    Class B........................          -           (234,519)          -              -                -                -

CAPITAL SHARE
  TRANSACTIONS (NOTE 5)............    (5,479,797)     (3,118,148)    119,563,068       4,397,937        4,365,522       1,231,958
                                     ------------    ------------   -------------     -----------     ------------    ------------
    Total increase (decrease)
      in net assets................     9,674,364      (1,815,346)    119,563,068      23,938,159       12,290,681       4,249,340

NET ASSETS:
  Beginning of period..............    48,541,522      39,276,466     240,726,720      57,698,357       47,843,811      25,484,452
                                     ------------    ------------   -------------     -----------     ------------    ------------
  End of period (including
   undistributed net investment
   income for the Davis
   Financial, Davis Convertible
   Securities and Davis Real
   Estate Funds of $11,287,
   $40,897, and $21,800,
   respectively)...................  $ 58,215,886    $ 37,461,120   $ 360,289,788     $81,636,516     $ 60,134,492    $ 29,733,792
                                     ============    ============   =============     ===========     ============    ============


See Notes to Financial Statements

DAVIS SERIES, INC.
STATEMENT OF CHANGES IN NET ASSETS Year ended December 31, 1994
===================================================================================================================================
                                                                          DAVIS
                                             DAVIS          DAVIS       GOVERNMENT                       DAVIS          DAVIS
                                            GROWTH        GOVERNMENT      MONEY          DAVIS        CONVERTIBLE        REAL
                                          OPPORTUNITY        BOND        MARKET        FINANCIAL      SECURITIES        ESTATE
                                             FUND            FUND         FUND           FUND             FUND           FUND
                                             ----            ----         ----           ----             ----           ----
OPERATIONS:
  Net investment income (loss)........ $   (474,307) $   2,366,206   $   6,907,959  $    361,957     $  1,892,358   $     643,384
  Net realized gain (loss) from
    investment transactions...........    2,436,228       (298,560)         _          2,041,245         (419,338)        204,966
  Net increase (decrease) in
    unrealized
    appreciation/depreciation
    of investments....................   (6,916,085)    (2,505,638)         _         (5,018,406)      (4,739,252)         39,372
  Net increase (decrease) in net       ------------  -------------   -------------  ------------     ------------   -------------
    assets resulting from
    operations........................   (4,954,164)      (437,992)      6,907,959    (2,615,204)      (3,266,232)        887,722

DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income
    Class A...........................       _              _           (6,904,574)     (368,855)      (1,892,358)       (643,338)
    Class B...........................       _          (2,663,223)         (3,385)         (102)         _                   (46)
  Realized gains from investment
    transactions
    Class A...........................     (539,300)        _               _         (2,040,605)        (132,489)       (204,692)
    Class B...........................   (1,716,240)        _               _             (1,021)         _                  (274)
  Paid-in capital
    Class A...........................       _              _               _            (94,932)         _                _
    Class B...........................       _            (766,698)         _                (46)         _                _

CAPITAL SHARE
  TRANSACTIONS (NOTE 5)...............    3,989,165     (6,935,142)    201,195,681    12,041,370        8,405,127      25,445,080
                                       ------------  -------------   -------------  ------------     ------------   -------------
      Total increase (decrease)
        in net assets.................   (3,220,539)   (10,803,055)    201,195,681     6,920,605        3,114,048      25,484,452

NET ASSETS:
  Beginning of period.................   51,762,061     50,079,521      39,531,039    50,777,752       44,729,763          _
                                       ------------  -------------   -------------  ------------     ------------   -------------
  End of period....................... $ 48,541,522  $  39,276,466   $ 240,726,720  $ 57,698,357     $ 47,843,811   $  25,484,452
                                       ============  =============   =============  ============     ============   =============












See Notes to Financial Statements.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 1995
===============================================================================
NOTE 1  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Series, Inc. (formerly, Retirement Planning Funds of America, Inc., the "Company") is registered under the Investment Company Act of 1940 as amended, as a diversified, open-end management investment company.
The Company operates as a series fund issuing shares of common stock in the following six series:

Davis Growth Opportunity Fund (formerly, Growth Fund) seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

Davis Government Bond Fund (formerly, Bond Fund) seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.

Davis Government Money Market Fund (formerly, Government Money Market
Fund) seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Davis Financial Fund (formerly, Financial Value Fund) seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

Davis Convertible Securities Fund (formerly, Convertible Securities Fund) seeks to achieve total return. The Fund invests primarily in convertible securities, which combine fixed income with potential for capital appreciation. It may invest in lower rated bonds commonly known as "junk bonds," so long as no such investment would cause 35% or more of the Funds net assets to be so invested.

Davis Real Estate Fund (formerly, Real Estate Securities Fund) seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

Because of the risk inherent in any investment program. The Company cannot ensure that the Investment objective of any of its series will be achieved .

The Company accounts separately for the assets, liabilities and operations of each series. On January 3, 1994, the Davis Real Estate Fund became a new series of the Company. On December 1, 1994 each series commenced the offering of shares in two classes, Class A and Class B. The Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund which are sold at net asset value and the Class B shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. The Davis Government Money Market Fund offers Class C shares which are sold at net asset value. All classes have identical rights with respect to voting (exclusive of each Class distribution arrangement), liquidation and distributions. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1995
===============================================================================
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

A. VALUATION OF SECURITIES. Securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by the Board of Directors. The Davis Government Money Market Fund uses the amortized cost method of valuing investment securities which represents fair value as determined by the Board of Directors.

B. CURRENCY TRANSLATION. The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

C. FORWARD CURRENCY CONTRACTS. The Company may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Company as an unrealized gain or loss. When the forward currency contract is closed, the Company records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Company to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counterparty to the agreement to perform in accordance with the terms of the contract.

D. FEDERAL INCOME TAXES. It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to shareholders. Therefore, no provision for federal income tax is required. At December 31, 1995, the Davis Government Bond Fund had approximately $4,676,200 of capital loss carryovers available to offset future capital gains, if any, of which $2,774,300, $1,110,900, $84,300, $376,100,
$298,600 and $32,000 expire in 1997, 1998, 1999, 2001, 2002 and 2003, respectively. At December 31, 1995, the Davis Real Estate Fund had approximately $16,000 of capital loss carryovers available to offset future capital gains, if any, which expire in 2003.

E. ORGANIZATION COSTS. Expenses incurred in connection with Davis Financial Fund's organization and initial public offering are being amortized over a sixty-month period.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. OTHER.  Securities transactions are accounted for on the trade date
(date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Interest income is recorded on the accrual basis. Discounts on debt securities are amortized in accordance with the requirements of the Internal Revenue Code.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1995
===============================================================================
NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH
AFFILIATE

     Advisory fees are paid monthly to Davis Selected Advisers, L.P. the Funds' investment adviser (the "Adviser"). The fee for the Davis Government Money Market Fund is .50 of 1% of the first $250 million of average daily net assets, .45 of 1% of the next $250 million of average daily net assets and .40 of 1% of average daily net assets in excess of $500 million. The rate for the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund is .75 of 1% of the average daily net assets for the first $250 million, .65 of 1% of the average net assets on the next $250 million, and .55 of 1% of the av-erage daily net assets in excess of $500 million. The Adviser will reimburse each Fund for any expenses (including the fee under the agreement but excluding interest, taxes, brokerage fees, payments made to the Distributor under any Rule 12b-1 Distribution Plan and, where permitted, extraordinary expenses) in excess of the most restrictive applicable expense limitation prescribed by any statute or regulatory authority of any jurisdiction in which each Funds' shares are qualified for offer and sale. The Adviser believes that the most restrictive expense limitations presently applicable are 2 1/2% for the first $30 million of average net assets, 2% for the next $70 million of average net assets and 1 1/2% for any additional average net assets.

     The Adviser is paid for registering Fund shares for sale in various states. The fee for the year ended December 31, 1995 for the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund, amounted to $8,250 for each fund.

     The Advisers is paid for certain transfer agent services. The fee for the year ended December 31, 1995 for the Davis Growth Opportunity Fund,
Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate
Fund amounted to $8,713, $7,567, $11,580, $3,276, $1,284 and $1,992,
respectively.  The Advisers is also paid for certain accounting services.
The fee for the year ended December 31, 1995 for the Davis Growth
Opportunity Fund, Davis Government Bond Fund, Davis Government Money
Market Fund, Davis Financial Fund, Davis Convertible Securities Fund and
Davis Real Estate Fund amounted to $15,498 $17,004, $11,499 $13,998,
$13,998 and $11,001, respectively. Three directors and the officers of the Company are also directors and officers of the general partner of Davis Selected Advisers, L.P. Tanaka Capital Management, Inc. (the "Sub-Adviser"), acts as the sub-adviser of the Davis Growth Opportunity
Fund. The Sub-Adviser manages the day to day investment operations for the Davis Growth Opportunity Fund. The Sub-Adviser also provides investment advisory services to employee benefit plans, institutions, trusts and individuals. Graham Y. Tanaka is the owner of the Sub-Adviser.
The Company pays no fees directly to the Sub-Adviser. The Sub-Adviser receives from the Adviser a reallowed portion of its advisory fee equal to
 .30% of the first $100 million of the Davis Growth Opportunity Fund's annual average net assets and .25% of such Fund assets over $100 million with a minimum annual fee of $100,000. However, the Sub-Adviser's fees on Fund assets over $100 million may not exceed one-third of the fees paid to the Adviser from the Davis Growth Opportunity Fund.

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

CLASS A SHARES OF DAVIS GROWTH OPPORTUNITY FUND, DAVIS
GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS CONVERTIBLE
SECURITIES FUND AND DAVIS REAL ESTATE FUND

Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value (without a contingent deferred sales charge).

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1995
================================================================================
NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

     During the year ended December 31, 1995, Davis Selected Advisers, L.P., the Company's Underwriter (the "Underwriter") received $33,104, $11,063, $81,236, $41,669 and $16,112 from commissions earned on sales of Class A shares of Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Funds' capital stock, respectively, of which $5,305, $1,765, $12,832, $8,887 and $2,551 was retained by the Underwriter and the remaining $27,799, $9,298, $68,404, $32,782 and $13,561 was reallowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Company's registration statement, sales literature and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a maintenance fee with respect to Class A shares sold by dealers and remaining outstanding during the period. The maintenance fee is paid at the annual rate of 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts in which the Underwriter pays no service fees to other firms. The maintenance fee for Class A shares of Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund for the year ended December 31, 1995 was $35,480, $43,100, $60,628, $16,815 and $11,379,
respectively.

CLASS B SHARES OF DAVIS GROWTH OPPORTUNITY FUND, DAVIS
GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS CONVERTIBLE
SECURITIES FUND AND DAVIS REAL ESTATE FUND

     Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge my be assessed on shares redeemed within six years of purchase.


     Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) have entered into a Distribution Plan with Davis Selected Advisers, L.P. (the "Distributor") pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plans provide that the Funds will pay the Distributor a 4% commission on the proceeds from the sale of each Funds' Class B shares and the Distributor reallows 4% to the qualified dealer responsible for the sale of the shares. Pursuant to rules implemented by the National Association of Securities Inc., (the "NASD") distribution plan payments are limited to 1% of each Fund's annual average net assets attributable to Class B shares, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder
service fees.   The NASD rules also limit the aggregate amount the Funds
may pay for distribution to 6.25% of gross Funds sales since inception of the Distribution Plans plus interest at 1% over the prime rate on unpaid
amounts.    The Distributor intends to seek full payment (plus interest at prime plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

During the year ended December 31, 1995, Class B shares of the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis
Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund made distribution plan payments which included commissions of $270,982, $126,585, $3,473, $660 and $1,102, respectively and maintenance fees of $82,345, $39,226, $1,184, $211 and $374, respectively.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1995
===========================================================================
NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (Continued)

     Commissions earned by the Distributor during the year ended December 31, 1995 on the sale of Class B shares of the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund amounted to $170,000, $52,068, $67,025, $13,839 and $10,264, of which $134,428,
$50,420, $65,989, $13,763 and $9,894 was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund in the amounts of $295,361, $439,891, $65,749, $13,465 and
$10,271, respectively, representing the cumulative commissions earned by the Distributor on the sale of the Funds' Class B shares reduced by cumulative commissions paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

CLASS B SHARES OF DAVIS GROWTH OPPORTUNITY FUND, DAVIS
GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS CONVERTIBLE
SECURITIES FUND AND DAVIS REAL ESTATE FUND -  Continued

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended December 31, 1995 the Distributor received contingent deferred sales charges from Class B shares of the Davis
Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial
Fund and Davis Real Estate Fund of $247,263, $35,041, $496 and $602, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

     All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares. The Adviser has entered into related service agreements with various firms which provide cash management and other services to the Fund's shareholders. The Adviser, at its sole discretion, currently pays such firms a fee of .25 of 1% based on the average net assets of those accounts serviced. During the year ended December 31, 1995 the Adviser made payments totaling $11,871 to qualified dealers responsible for the maintenance of shares of the Fund.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 1995 for the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Convertible Securities Fund and Real Estate Fund were as follows:

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1995
===================================================================================================
NOTE 4 - PURCHASES AND SALES OF SECURITIES - (Continued)


                            DAVIS           DAVIS                         DAVIS
                            GROWTH        GOVERNMENT      DAVIS        CONVERTIBLE         DAVIS
                          OPPORTUNITY       BOND        FINANCIAL       SECURITIES      REAL ESTATE
                            FUND            FUND          FUND             FUND             FUND
                            ----            ----          ----             ----             ----
Cost of purchases......... $ 15,732,410  $ 14,797,243  $ 28,082,572   $  31,629,501    $ 16,942,791
Proceeds of sales......... $ 26,727,462  $ 18,483,667  $ 30,703,466   $  28,194,202    $  9,281,924

NOTE 5 - CAPITAL STOCK

     At December 31, 1995, there were 5 billion shares of capital stock ($0.01 par value per share) authorized of which 500 million shares each are designated to the Davis Growth Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund. Transactions in capital stock were as follows:

                                                                            Year Ended
                                                                      December 31, 1995
                                       -------------------------------------------------------------------------------------------
CLASS A
                                                                        DAVIS
                                             DAVIS       DAVIS       GOVERNMENT                       DAVIS
                                            GROWTH      GOVERNMENT      MONEY         DAVIS         CONVERTIBLE       DAVIS
                                           OPPORTUNITY    BOND          MARKET        FINANCIAL     SECURITIES       REAL ESTATE
                                             FUND         FUND           FUND          FUND           FUND             FUND
                                             ----         ----           ----          ----           ----             ----
Shares sold...........................     359,034       660,268      266,441,150      396,303         233,755       266,125
Shares issued in reinvestment
  of distributions....................     105,481       179,677       11,012,683      518,751         233,400        86,954
                                       -----------   -----------    -------------  -----------    ------------   -----------
                                           464,515       839,945      277,453,833      915,054         467,155       353,079
Shares redeemed.......................    (107,883)     (714,819)    (160,315,534)    (804,015)       (260,368)     (298,037)
                                       -----------   -----------    -------------  -----------    ------------   -----------
  Net increase (decrease).............     356,632       125,126      117,138,299     (111,039)       (206,787)       55,042
                                       ===========   ===========    =============  ===========    ============   ===========

Proceeds from shares sold............. $ 5,898,293   $ 3,901,967    $ 266,441,150  $ 5,245,284    $  4,282,025   $ 4,010,602
Proceeds from shares issued in
  reinvestment of distributions.......   1,800,883     1,059,274       11,012,683    7,501,765       4,174,785     1,334,734
                                       -----------   -----------    -------------  -----------    ------------   -----------
                                         7,699,176     4,961,241      277,453,833   12,747,049       8,456,810     5,345,336
Cost of shares redeemed...............  (1,869,087)   (4,226,021)    (160,315,534) (10,100,288)     (4,477,654)   (4,466,171)
                                       -----------   -----------    -------------  -----------    ------------   -----------
  Net increase (decrease)............. $ 5,830,089   $  735,220     $ 117,138,299  $(2,646,761)   $  3,979,156    $  879,165
                                       ===========   ===========    =============  ===========    ============   ===========

CLASS A                                                                       Year ended
                                                                           December 31, 1994
                                         -----------------------------------------------------------------------------------------
                                                                      DAVIS
                                     DAVIS           DAVIS         GOVERNMENT                       DAVIS
                                     GROWTH        GOVERNMENT        MONEY            DAVIS        CONVERTIBLE        DAVIS
                                   OPPORTUNITY       BOND           MARKET           FINANCIAL     SECURITIES       REAL ESTATE
                                     FUND            FUND            FUND             FUND           FUND             FUND
                                     ----            ----            ----             ----           ----             ----
Shares sold.......................       949,328      3,457,435     360,874,673      1,412,634         822,604       2,029,547
Shares issued in reinvestment
  of distributions................        21,276          _           4,968,555        219,609         116,986          51,253
                                    ------------   ------------   -------------   ------------    ------------   -------------
                                         970,604      3,457,435     365,843,228      1,632,243         939,590       2,080,800
Shares redeemed...................         _              _        (165,394,545)      (572,599)       (431,169)       (352,075)
                                    ------------   ------------   -------------   ------------    ------------   -------------
  Net increase....................       970,604      3,457,435     200,448,683      1,059,644         508,421       1,728,725
                                    ============   ============   =============   ============    ============   =============

Proceeds from shares sold.........  $ 13,068,488   $ 19,987,360   $ 360,874,673   $ 16,138,462    $ 13,646,967   $  29,948,300
Proceeds from shares issued in
  reinvestment of distributions...       274,247          _           4,968,555      2,364,506       1,880,819         765,948
                                    ------------   ------------   -------------   ------------    ------------   -------------
                                      13,342,735     19,987,360     365,843,228     18,502,968      15,527,786      30,714,248
Cost of shares redeemed...........         _              _        (165,394,545)    (6,491,364)     (7,122,659)     (5,303,113)
                                    ------------   ------------   -------------   ------------    ------------   -------------
  Net increase....................  $ 13,342,735   $ 19,987,360   $ 200,448,683   $ 12,011,604    $  8,405,127   $  25,411,135
                                    ============   ============   =============   ============    ============   =============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1995
==================================================================================================================================
NOTE 5 - CAPITAL STOCK - Continued


CLASS B                                                                               Year ended
                                                                                   December 31, 1995
                                           ----------------------------------------------------------------------------------------
                                                                              DAVIS
                                             DAVIS           DAVIS         GOVERNMENT                       DAVIS
                                            GROWTH         GOVERNMENT         MONEY           DAVIS       CONVERTIBLE       DAVIS
                                           OPPORTUNITY        BOND           MARKET          FINANCIAL     SECURITIES  REAL ESTATE
                                             FUND             FUND            FUND            FUND           FUND           FUND
                                             ----             ----            ----            ----           ----           ----
Shares sold...........................          270,466           286,256       10,318,022        126,655         25,669     24,891
Shares issued in reinvestment
     of distributions.................          164,363           126,951           78,144          8,296          1,016        426
                                          -------------     -------------     ------------     ----------     ----------   --------
                                                434,829           413,207       10,396,166        134,951         26,685     25,317
Shares redeemed.......................       (1,180,563)       (1,067,618)      (8,446,585)       (15,306)        (5,867)    (2,412)
                                          -------------     -------------     ------------     ----------     ----------   --------
     Net increase (decrease)..........         (745,734)         (654,411)       1,949,581        119,645         20,818     22,905
                                          =============     =============     ============     ==========     ==========   ========

Proceeds from shares sold.............    $   4,609,337     $   1,688,695     $ 10,318,022     $1,866,084     $  477,808   $382,977
Proceeds from shares issued in
      reinvestment of distributions...        2,779,819           746,462           78,144        119,292         18,368      6,693
                                          -------------     -------------     ------------     ----------     ----------   --------
                                              7,389,156         2,435,157       10,396,166      1,985,376        496,176    389,670
Cost of shares redeemed...............      (18,699,042)       (6,288,525)      (8,446,585)      (234,200)      (109,810)   (36,877)
                                          -------------     -------------     ------------     ----------     ----------   --------
     Net increase (decrease)..........    $ (11,309,886)    $  (3,853,368)    $  1,949,581     $1,751,176     $  386,366   $352,793
                                          =============     =============     ============     ==========     ==========   ========


CLASS B                                                                              Year ended
                                                                                  December 31, 1994
                                            ----------------------------------------------------------------------------------------
                                                                              DAVIS
                                             DAVIS           DAVIS         GOVERNMENT                       DAVIS
                                            GROWTH         GOVERNMENT         MONEY           DAVIS       CONVERTIBLE       DAVIS
                                           OPPORTUNITY        BOND           MARKET          FINANCIAL     SECURITIES   REAL ESTATE
                                             FUND             FUND            FUND            FUND           FUND           FUND
                                             ----             ----            ----            ----           ----           ----
Shares sold...........................        1,836,358           721,331           894,895         2,553         _           2,286
Shares issued in reinvestment
     of distributions.................          137,055           361,144             _               105         _              19
                                          -------------     -------------     -------------    ----------     ----------   --------
                                              1,973,413         1,082,475           894,895         2,658         _           2,305
Shares redeemed.......................       (2,688,602)       (5,666,587)         (147,897)        _             _           _
                                          -------------     -------------     -------------    ----------     ----------   --------
     Net increase (decrease)..........         (715,189)       (4,584,112)          746,998         2,658         _           2,305
                                          =============     =============     =============    ==========     ==========   ========

Proceeds from shares sold.............    $  27,299,270     $   4,368,235     $     894,895    $   28,625     $   _        $ 33,664
Proceeds from shares issued in
     reinvestment of distributions....        1,791,948         2,178,875             _             1,141         _             281
                                          -------------     -------------     -------------    ----------     ----------   --------
                                             29,091,218         6,547,110           894,895        29,766         _          33,945
Cost of shares redeemed...............      (38,444,788)      (33,469,612)         (147,897)        _             _           _
                                          -------------     -------------     -------------    ----------     ----------   --------
     Net increase (decrease)..........    $  (9,353,570)    $ (26,922,502)    $     746,998    $   29,766     $   _        $ 33,945
                                          =============     =============     =============    ==========     ==========   ========

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
December 31, 1995
===================================================================================================================================
NOTE 5 - CAPITAL STOCK - Continued
                                                                           March 30, 1995
															        (commencement of operations)
																	           through
                                                                          December 31, 1995
                                                                          -----------------
CLASS C - Government Money Market Fund
Shares sold...............................................................          677,165
Shares issued in reinvestment
     of distributions.....................................................            4,412
                                                                               ------------
                                                                                    681,577
Shares redeemed...........................................................         (206,389)
                                                                               ------------
     Net increase.........................................................          475,188
                                                                               ============

Proceeds from shares sold..................................................    $    677,165
Proceeds from shares issued in
     reinvestment of distributions.........................................           4,412
                                                                               ------------
                                                                                    681,577
Cost of shares redeemed....................................................        (206,389)
                                                                               ------------
     Net increase..........................................................    $    475,188
                                                                               ============

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GROWTH OPPORTUNITY FUND
===================================================================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:



                                      Class A             ---------------------------Class B------------------------------

                                Year         One Month
                               Ended          ended                            Year ended December 31,
                             December 31,   December 31,  -----------------------------------------------------------
                               1995           1994           1995        1994       1993<F1>       1992<F1>      1991<F1>
                               ----           ----           ----        ----       ----           ----          ----
Net Asset Value, Beginning
    of Period...............  $  12.83     $  13.70        $  12.82    $  14.67    $  13.25       $  13.73      $   9.83
                              --------     --------        --------    --------    --------       --------      --------

Income (Loss) From Investment
-----------------------------
Operations
----------
  Net Investment
     Income (Loss)..........     (0.11)       (0.01)          (0.26)      (0.12)      (0.07)         (0.07)        (0.06)
  Net Gains or Losses
     on Securities
     (both realized and
     unrealized)............      6.08        (0.29)           6.07       (1.11)       1.54          (0.32)         4.07
                              --------     --------        --------    --------    --------       --------      --------
     Total From  Investment
       Operations...........      5.97        (0.30)           5.81       (1.23)       1.47          (0.39)         4.01
                              --------     --------        --------    --------    --------       --------      --------

Less Distributions
------------------
    Dividends (from net
      investment income)....      _            _               _           _          (0.05)          _           _
    Distributions (from
      capital gains)             (1.55)       (0.57)          (1.55)      (0.62)       _              _           _
    Distributions (from
      paid-in capital)......      _            _               _           _           _             (0.09)        (0.11)
                              --------     --------        --------    --------    --------       --------      --------
     Total Distributions....     (1.55)       (0.57)          (1.55)      (0.62)      (0.05)         (0.09)        (0.11)

Net Asset Value,              --------     --------        --------    --------    --------       --------      --------
  End of Period.............  $  17.25     $  12.83        $  17.08    $  12.82    $  14.67       $  13.25      $  13.73
                              ========     ========        ========    ========    ========       ========      ========

Total Return<F2>                 46.65%       (2.21)%         45.44%      (8.45)%     11.16%         (2.86)%       40.93%
------------

Ratios/Supplemental Data
------------------------
  Net Assets, End of Period
  (000 omitted).............   $22,890     $ 12,455        $ 35,326    $ 36,087    $ 51,762       $ 46,958      $ 43,419

  Ratio of Expenses to
    Average Net Assets......      1.51%        1.42%<F3>       2.30%       2.15%       2.39%          2.55%         2.49%
  Ratio of Net Income to
    Average Net Assets......     (0.71)%      (0.08)%<F3>     (1.50)%     (0.81)%     (0.55)%        (0.54)%       (0.45)%

  Portfolio Turnover Rate...     30.07%       37.31%          30.07%      37.31%      38.93%         39.01%        12.16%

<F1> Per share data has been restated to give effect to a 2 for 1 stock split to shareholders of record as of the close of business of January 7, 1994.

<F2> Sales charges are not reflected in calculation

<F3> Annualized

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
==================================================================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:



                                      Class A             ----------------------------Class B---------------------------

                                Year        One Month
                               Ended          ended                            Year ended December 31,
                             December 31,   December 31,  --------------------------------------------------------------
                               1995           1994           1995        1994       1993<F1>       1992<F1>      1991<F1>
                               ----           ----           ----        ----       ----           ----          ----
Net Asset Value,
  Beginning of Period.......  $   5.79     $   5.78        $   5.79    $   6.33    $   6.61       $   6.88      $   6.64
                              --------     --------        --------    --------    --------       --------      --------

Income (Loss) From Investment
-----------------------------
Operations
----------
  Net Investment Income.....      0.39         0.02            0.34        0.31        0.36           0.37          0.43
  Net Gains or Losses on
    Securities (both realized
    and unrealized).........      0.27        (0.01)           0.26       (0.37)      (0.12)         (0.10)         0.35
                              --------     --------        --------    --------    --------       --------      --------
  Total From Investment
       Operations...........      0.66         0.01            0.60       (0.06)       0.24           0.27          0.78
                              --------     --------        --------    --------    --------       --------      --------

Less Distributions
------------------
    Dividends (from net
      investment income)....     (0.36)        _              (0.33)      (0.37)      (0.42)         (0.27)        (0.43)
    Distributions (from
      paid-in capital)......     (0.09)        _              (0.08)      (0.11)      (0.10)         (0.27)        (0.11)
                              --------     --------        --------    --------    --------       --------      --------
      Total Distributions...     (0.45)        _              (0.41)      (0.48)      (0.52)         (0.54)        (0.54)
                              --------     --------        --------    --------    --------       --------      --------
Net Asset Value,
  End of Period.............  $   6.00     $   5.79        $   5.98    $   5.79    $   6.33       $   6.61      $   6.88
                              ========     ========        ========    ========    ========       ========      ========

Total Return<F2>............     11.82%       (0.97)%         10.62%      (0.97)%      3.69%          4.14%        12.36%
------------

Ratios/Supplemental Data
------------------------
  Net Assets, End of Period
  (000 omitted).............  $ 21,485     $ 20,035        $ 15,976    $ 19,241    $ 50,080       $ 54,422      $ 62,766
  Ratio of Expenses to
    Average Net Assets......      1.74%        1.64%<F3>       2.51%       2.38%       2.37%          2.51%         2.51%
  Ratio of Net Income to
    Average Net Assets......      6.54%        6.22%<F3>       5.77%       5.48%       5.52%          5.83%         6.36%


  Portfolio Turnover Rate...     41.04%       62.17%          41.04%      62.17%      42.82%         81.28%        28.14%

<F1> Per share calculations other than distributions were based on average shares outstanding during the period.

<F2> Sales charges are not reflected in calculation.

<F3> Annualized

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT MONEY MARKET FUND
==================================================================================================================================
The following financial information for each respective fund represents selected data for each share of capital stock outstanding throughout each period.




                                ----------------------CLASS A----------  -----------CLASS B------------    CLASS C

                                                                                       December 8, 1994  March 30, 1995
                                                                                         (Commencement    (Commencement
                                                                                  Year   of operations)   of operations)
                                                   Year ended                    Ended     through          through
                                                   December 31,               December 31, December 31,   December 31,
                                 --------------------------------------------
                                 1995      1994      1993      1992      1991      1995       1994          1995
                                 ----      ----      ----      ----      ----      ----       ----          -----
Net Asset Value,
  Beginning of Period.........   $1.000    $1.000   $1.000     $1.000    $1.000    $1.000    $1.000       $1.000
                                 ------    ------   ------     ------    ------    ------    ------       ------
Income (Loss) From
------------------
Investment Operations
---------------------
  Net Investment
    Income....................     .051      .034     .020       .027      .047      .051      .033         .041

Less Distributions
------------------
  Dividends (from net
    investment income)........    (.051)    (.034)   (.020)     (.027)    (.047)    (.051)    (.033)       (.041)
                                 ------    ------   ------     ------    ------    ------     ------       ------
Net Asset Value, End of
  Period......................   $1.000    $1.000   $1.000     $1.000    $1.000    $1.000    $1.000       $1.000
                                 ======    ======   ======     ======    ======    ======    ======       ======

Total Return..................     5.25%     3.48%    2.01%      2.70%     4.78%    5.25%      0.34%       4.21%
------------

Ratios/Supplemental Data
-------------------------
  Net Assets, End of
    Period (000 omitted)...... $357,118   $239,980  $39,531    $42,410   $50,556   $2,697       $747        $475
  Ratio of Expenses
    to Average
    Net  Assets...............     0.73%     0.64%    1.15%      1.14%     1.25%    1.73%      0.64%<F1>   0.73%<F1>
  Ratio of Net Income
    to Average
    Net Assets................     5.13%     3.43%    1.98%      2.68%     4.72%    5.13%      3.43%<F1>   5.13%<F1>

<F1> Annualized

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
==================================================================================================================================
The following financial information for each respective fund represents selected data for each share of capital stock outstanding throughout each period.



                                   -----------------------CLASS A-------------------------------     -----------CLASS B------------
                                                                                     May 1, 1991                 December 27, 1994
                                                                                    (Commencement                  (Commencement
                                                                                    of operations)      Year       of operations)
                                               Year Ended                              through          Ended        through
                                              December 31,                           December 31,     December 31, December 31,
                                    ---------------------------------------------
                                      1995        1994        1993<F3>  1992<F3>     1991<F3>        1995          1994
                                      ----        ----        ----      ----         ----            ----          ----
Net Asset Value,
  Beginning of Period...........    $  10.68      $  11.70     $  11.20   $  8.76      $   7.15        $  10.68     $ 11.22
                                    --------      --------     --------   -------      --------        --------     -------
  Income (Loss) From
  Investment Operations
  ---------------------
  Net Investment Income.........        0.07          0.08         0.07      0.05          0.01           (0.01)       0.03
  Net Gains or Losses on
    Securities (both realized
    and unrealized).............        5.32         (0.61)        1.59      2.79          1.65            5.22       (0.13)
                                    --------      --------     --------   -------      --------        --------     -------
      Total From
        Investment
        Operations..............        5.39         (0.53)        1.66      2.84          1.66            5.23       (0.10)
                                    --------      --------     --------   -------      --------        --------     -------

Less Distributions
------------------
  Dividends (from net
    investment income)..........       (0.07)        (0.08)       (0.08)    (0.05)        (0.02)            -         (0.03)
  Distributions (from
    capital gains)..............       (1.50)        (0.39)       (1.08)    (0.35)        (0.03)          (1.50)      (0.39)
  Distributions (from
    paid-in capital)............         -           (0.02)         -         -             -               -         (0.02)
                                    --------      --------     --------   -------      --------        --------     -------
      Total Distributions.......       (1.57)        (0.49)       (1.16)    (0.40)        (0.05)          (1.50)      (0.44)
                                    --------      --------     --------   -------      --------        --------     -------
Net Asset Value, End of
Period..........................    $  14.50      $  10.68     $  11.70   $ 11.20      $   8.76        $  14.41     $ 10.68
                                    ========      ========     ========   =======      ========        ========     =======

Total Return<F1>................       50.51%        (4.55)%      14.87%    32.67%        34.74%<F2>      49.00%      (0.90)%
------------                                                                                    <F4>
Ratios/Supplemental Data
------------------------
  Net Assets, End of Period
    (000 omitted)...............     $79,874       $57,670      $50,778   $31,660        $9,221          $1,762         $28
  Ratio of Expenses to
    Average Net Assets..........        1.18%         1.24%        1.32%     1.68%         2.49%<F2>       2.09%       2.04%<F4>
                                                                                                <F4>
  Ratio of Net Income
    to Average Net Assets.......        0.53%         0.67%        0.57%     0.43%         0.51%<F2>      (0.38)%     (0.13)%<F4>
                                                                                                <F4>
  Portfolio Turnover Rate.......       41.89%        43.95%       70.33%    49.64%        39.75%          41.89%      43.95%

<F1> Sales charges are not reflected in calculation.
<F2> Reflects the reimbursement of certain expenses by the Fund's investment manager.
<F3> Per share data has been restated to give effect to a 2 for 1 stock split to shareholders of record as of the close of business on January 7, 1994.

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS CONVERTIBLE SECURITIES FUND
===================================================================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout the period.


                                                       ----------------------CLASS A-------------------------           CLASS B

                                                                                                                   February 3,1995
                                                                                                   May 1, 1992        (Commencement
                                                                                              (Commencement         of operations)
                                                                       Year                      of operations)         through
                                                                      Ended                       through             December 31,
                                                                   December 31,                 December 31,1992          1995
                                                       ----------------------------------       ----------------          ----
                                                           1995       1994          1993
                                                           ----       ----          ----
Net Asset Value, Beginning of Period.................     $15.57      $17.45       $15.73           $14.29              $15.95
                                                          ------      ------       ------           ------              ------

Income From Investment Operations
---------------------------------
  Net Investment Income..............................       0.67        0.67         0.67             0.40                0.54
  Net Gains or Losses on Securities (both realized
    and unrealized)..................................       3.42       (1.83)        2.02             1.44                2.97
                                                          ------      ------       ------           ------              ------

      Total From Investment Operations...............       4.09       (1.16)        2.69             1.84                3.51
                                                          ------      ------       ------           ------              ------

Less Distributions
------------------
  Dividends (from net investment income).............      (0.66)      (0.67)       (0.67)           (0.40)              (0.54)
  Distributions (from capital gains).................      (0.78)      (0.05)       (0.30)             _                 (0.78)
                                                          ------      ------       ------           ------              ------
      Total Distributions............................      (1.44)      (0.72)       (0.97)           (0.40)              (1.32)
                                                          ------      ------       ------           ------              ------

Net Asset Value, End of Period.......................     $18.22      $15.57       $17.45           $15.73              $18.14
                                                          ======      ======       ======           ======              ======


Total Return<F1>.....................................      26.68%      (6.72)%      17.26%           19.95%<F2>          25.31%
------------

Ratios/Supplemental Data
------------------------
  Net Assets,  End of Period (000 omitted)...........    $59,757     $47,844      $44,730          $24,323                $378

  Ratio of Expenses to Average Net Assets............       1.14%       1.20%        1.21%           1.35%<F2>            2.01%<F2>

  Ratio of Net Income to Average Net Assets..........       3.87%       4.06%        3.89%           4.94%<F2>            3.00%<F2>

  Portfolio Turnover Rate............................      53.58%      45.15%       62.17%           11.51%              53.58%


<F1> Sales charges are not reflected in calculation.

<F2> Annualized

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
====================================================================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout the period.



                                                                    -----------Class A-----------       -----------Class B----------


                                                                               January 3,1994                   December 27,1994
                                                                                (Commencement                     (Commencement
                                                                     Year      of operations)       Year          of operations)
                                                                     Ended       through           Ended            through
                                                                 December 31,   December 31,     December 31,      December 31,
                                                                     1995          1994               1995             1994
                                                                     ----          ----               ----             ----
Net Asset Value, Beginning of Period.............................     $14.72        $14.29             $14.72      $14.73
                                                                      ------        ------             ------      ------
Income From Investment Operations
---------------------------------
  Net Investment Income..........................................       0.82          0.62               0.68        0.02
  Net Gains on Securities (both realized and unrealized).........       1.71          0.55               1.70        0.11
                                                                      ------        ------             ------      ------

    Total From Investment Operations.............................       2.53          1.17               2.38        0.13
                                                                      ------        ------             ------      ------

Less Distributions
------------------
  Dividends (from net investment income).........................      (0.81)        (0.62)             (0.69)      (0.02)
  Distributions (from capital gains).............................        _           (0.12)               _         (0.12)
                                                                      ------        ------             ------      ------

    Total Distributions..........................................      (0.81)        (0.74)             (0.69)      (0.14)
                                                                      ------        ------             ------      ------

Net Asset Value, End of Period...................................     $16.44        $14.72             $16.41      $14.72
                                                                      ======        ======             ======      ======


Total Return<F1> ................................................      17.70%         8.25%<F2>         16.59%       8.29%
------------

Ratios/Supplemental Data
------------------------
  Net Assets, End of Period (000 omitted)........................     $29,320      $25,450               $414         $34

  Ratio of Expenses to Average Net Assets........................       1.43%         1.86%<F2>          2.39%       2.64%<F2>

  Ratio of Net Income to Average Net Assets......................       5.44%         3.98%<F2>          4.48%       3.20%<F2>

  Portfolio Turnover Rate........................................      38.82%        35.80%             38.82%      35.80%


<F1> Sales charges are not reflected in calculation.

<F2> Annualized

DAVIS SERIES, INC.
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
==============================================================================


To the Shareholders and Board of Directors of Davis Series, Inc.

     We have audited the accompanying statement of assets and liabilities of Davis Series, Inc., (formerly Retirement Planning Funds of America, Inc., comprising, respectively, the Davis Growth Opportunity
Fund, Davis Government Bond Fund, Davis Government Money Market Fund,
Davis Financial Fund, Davis Convertible Securities Fund and Davis Real Estate Fund) including the schedules of portfolio investments as of December 31, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Series, Inc. as of December 31, 1995, the results of operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated thereon, in conformity with generally accepted accounting principles.


                                                        TAIT, WELLER & BAKER




Philadelphia, Pennsylvania
February 1, 1996

                          DAVIS  SERIES, INC.

           124 East Marcy Street Santa Fe, New Mexico  87501
==============================================================================
     Directors                                Officers
   Jeremy B. Biggs                          Jeremy H. Biggs
   Wesley E. Bass, Jr.                        Chairman
   Marc P. Blum                             Shelby M.C. Davis
   Shelby M.C. Davis                          President
   Eugene M. Feinblatt                      Carl R. Luff
   Jerry D. Geist                             Vice President, Treasurer
   D. James Guzy                              & Assistant Secretary
   G. Bernard Hamilton                      Raymond O. Padilla
   LeRoy E. Hoffberger                        Vice President, Secretary
   Laurence W. Levine                         & Assistant Treasurer
   Martin H. Proyect                        Carolyn H. Spolidoro
   Christian R. Sonne                         Vice President
   Edwin R. Werner                          Christopher C. Davis
                                              Vice President
                                            Andrew A. Davis
                                              Vice President
                                            Eileen R. Street
                                              Assistant Treasurer
                                              & Assistant Secretary




Investment Adviser & Distributor
Davis Selected Advisers, L.P.
124 East Marcy Street
Santa Fe, New Mexico  87501

Transfer Agent & Custodian
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, MA 02266-8406

Counsel
D'Ancona & Pflaum
30 North LaSalle Street
Chicago, Illinois  60602

Auditors
Tait, Weller & Baker
Two Penn Center, Suite 700
Philadelphia, Pennsylvania  19102-1707

==============================================================================
For more information about Davis Series, Inc. including management fee, charges and expenses, see the current prospectus which must precede or accompany this report.
==============================================================================
9602-15 DS80